UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices) (Zip Code)

Jonathan D. Kreider
President & Chief Executive Officer
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 831-7129
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024
ITEM 1. REPORT TO STOCKHOLDERS.
Item 1(a):

Empower Emerging Markets Equity Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXENX | December 31, 2024
T
his annual shareholder report contains important information about the Empower Emerging Markets Equity Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Emerging Markets Equity Fund (Institutional Class/MXENX)	$ 96	0.91%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 10.23%, as compared to its broad-based securities market index, the MSCI Emerging Markets Index, which returned 7.50% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Goldman Sachs Asset Management, L.P. (“GSAM”) and Lazard Asset Management LLC (“Lazard”).
GSAM’s stock selection in India and Taiwan helped drive returns. In India, consumer discretionary and financials contributed, as exposure to the mega trends of growing domestic consumption and digitization were additive. Stock selection in Taiwan was primarily driven by both in-benchmark and out-of-benchmark information technology names. Conversely, South Korea and Mexico detracted from returns. In South Korea, the detriment was due to stock selection. In Mexico, the detriment was due to an allocation effect caused by an overweight position during a challenging period for the country. At a stock-specific level, Zomato, an India-based online food delivery platform, was the biggest contributor and Samsung Electronics, one of the largest tech companies in the world, detracted the most from returns.
Lazard’s favorable stock selection con
tri
buted the most to returns, with sector positioning also contributing over the year. Operating cash detracted from performance. Sector positioning benefited from the underweight in materials and consumer staples. An underweight to financials detracted. Stock selection was strongest in financials and materials. Holdings in the consumer staples and discretionary sectors lagged. From an individual security perspective, International Games System, Xiaomi and BSE were top contributors while Taiwan Semiconductor Manufacturing Company, Colgate-Palmolive (India) and Hon Hai Precision were top detractors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period
.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Emerging Markets Equity Fund (Institutional Class/MXENX)	10.23%	1.72%	0.69%
MSCI Emerging Markets Index	7.50%	1.70%	1.06%
(a)
Institutional Class inception date was January 4, 2018.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,327M
Total number of portfolio holdings	355
Total advisory fee paid	$ 10.5M
Portfolio turnover rate as of the end of the reporting period	47%
Graphical Representation of Holdings
The tables below show the inves
tme
nt makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co Ltd	10.44%
Tencent Holdings Ltd	5.12%
Samsung Electronics Co Ltd	2.47%
Alibaba Group Holding Ltd	2.05%
Meituan Class B	1.82%
MediaTek Inc	1.71%
Xiaomi Corp Class B	1.59%
Infosys Ltd	1.33%
Delta Electronics Inc	1.32%
iShares ESG Aware MSCI EM ETF	1.29%
GEOGRAPHICAL ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Emerging Markets Equity Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXEOX | December 31, 2024
This annual shareholder report contains important information about the Empower Emerging Markets Equity Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year
ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Emerging Markets Equity Fund (Investor Class/MXEOX)	$ 132	1.26%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 9.85%, as compared to its broad-based securities market index, the MSCI Emerging Markets Index, which returned 7.50% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Goldman Sachs Asset Management, L.P. (“GSAM”) and Lazard Asset Management LLC (“Lazard”).
GSAM’s stock selection in India and Taiwan helped drive returns. In India, consumer discretionary and financials contributed, as exposure to the mega trends of growing domestic consumption and digitization were additive. Stock selection in Taiwan was primarily driven by both in-benchmark and out-of-benchmark information technology names. Conversely, South Korea and Mexico detracted from returns. In South Korea, the detriment was due to stock selection. In Mexico, the detriment was due to an allocation effect caused by an overweight position during a challenging period for the country. At a stock-specific level, Zomato, an India-based online food delivery platform, was the biggest contributor and Samsung Electronics, one of the largest tech companies in the world, detracted the most from returns.
Lazard’s favorable stock selection contributed the most to returns, with sector positioning also contributing over the year. Operating cash detracted from performance. Sector positioning benefited from the underweight in materials and consumer staples. An underweight to financials detracted. Stock selection was strongest in financials and materials. Holdings in the consumer staples and discretionary sectors lagged. From an individual security perspective, International Games System, Xiaomi and BSE were top contributors while Taiwan Semiconductor Manufacturing Company, Colgate-Palmolive (India) and Hon Hai Precision were top detractors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Emerging Markets Equity Fund (Investor Class/MXEOX)	9.85%	1.35%	0.33%
MSCI Emerging Markets Index	7.50%	1.70%	1.06%
(a)
Investor Class inception date was January 4, 2018.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,327M
Total number of portfolio holdings	355
Total advisory fee paid	$ 10.5M
Portfolio turnover rate as of the end of the reporting period	47%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co Ltd	10.44%
Tencent Holdings Ltd	5.12%
Samsung Electronics Co Ltd	2.47%
Alibaba Group Holding Ltd	2.05%
Meituan Class B	1.82%
MediaTek Inc	1.71%
Xiaomi Corp Class B	1.59%
Infosys Ltd	1.33%
Delta Electronics Inc	1.32%
iShares ESG Aware MSCI EM ETF	1.29%
GEOGRAPHICAL ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower International Growth Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXHTX | December 31, 2024
This annual shareholder report contains important information about the Empower International Growth Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Growth Fund (Institutional Class/MXHTX)	$ 87	0.85%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 4.45%, as compared to its broad-based securities market index, the MSCI EAFE Index, which returned 3.82% and an additional index with investment characteristics similar to those of the Fund, the MSCI EAFE Growth Index, which returned 2.05% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Franklin

Templeton Institutional, LLC (“Franklin Templeton”) and J.P. Morgan Investment Management Inc. (“JPMorgan”).
Franklin

Templeton’s stock selection in the healthcare, industrials, and financials sectors detracted from relative performance. In contrast, stock selection in the information technology and communication services sectors helped relative returns. In terms of sector allocations, an underweight in financials was the main detractor, while an underweight in consumer staples and a lack of exposure to energy helped relative performance. From an individual security perspective, Ireland-based Keywords Studios, an international video games service provider, contributed to relative performance while German biotechnology contract development and manufacturing company Evotec held back relative performance.

JPMorgan’s stock selection in financials and information technology contributed to performance. On the downside, stock selection in utilities and healthcare detracted from performance. At the region level, stock selection in Japan and the United Kingdom contributed to performance, while stock selection in Europe excluding the U.K. detracted. From an individual security perspective, 3i Group, a U.K. private equity firm, was the largest contributor in the financials sector over the year while Rakuten Bank was another top financials contributor. The underweight to European enterprise planning software company SAP was the largest detractor from performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower International Growth Fund (Institutional Class/MXHTX)	4.45%	3.21%	4.39%
MSCI EAFE ® Index	3.82%	4.73%	4.43%
MSCI EAFE ® Growth Index	2.05%	4.00%	5.02%
(a)
Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 540M
Total number of portfolio holdings	95
Total advisory fee paid	$ 4.2M
Portfolio turnover rate as of the end of the reporting period	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
ASML Holding NV	3.74%
SAP SE	2.72%
Sony Group Corp	2.31%
Novo Nordisk A/S Class B	2.19%
Safran SA	2.10%
Recruit Holdings Co Ltd	1.98%
CyberArk Software Ltd	1.92%
RELX PLC	1.91%
Puma SE	1.77%
Amadeus IT Group SA	1.77%
GEOGRAPHICAL ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code
at
left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower International Growth Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXIGX | December 31, 2024
This annual shareholder report contains important information about the Empower International Growth Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Growth Fund (Investor Class/MXIGX)	$ 122	1.20%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 4.05%, as compared
to its broad-based securities market index, the MSCI EAFE Index, which returned 3.82% and an additional index with investment characteristics similar to those of the Fund, the MSCI EAFE Growth Index, which returned 2.05% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Franklin Templeton Institutional, LLC (“Franklin Templeton”) and J.P. Morgan Investment Management Inc. (“JPMorgan”).
Franklin Templeton’s stock selection in the healthcare, industrials, and financials sectors detracted from relative performance. In contrast, stock selection in the information technology and communication services sectors helped relative returns. In terms of sector allocations, an underweight in financials was the main detractor, while an underweight in consumer staples and a lack of exposure to energy helped relative performance. From an individual security perspective, Ireland-based Keywords Studios, an international video games service provider, contributed to relative performance while German biotechnology contract development and manufacturing company Evotec held back relative performance.
JPMorgan’s stock selection in financials and information technology contributed to performance. On the downside, stock selection in utilities and healthcare detracted from performance. At the region level, stock selection in Japan and the United Kingdom contributed to performance, while stock selection in Europe excluding the U.K. detracted. From an individual security perspective, 3i Group, a U.K. private equity firm, was the largest contributor in the financials sector over the year while Rakuten Bank was another top financials contributor. The underweight to European enterprise planning software company SAP was the largest detractor from performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower International Growth Fund (Investor Class/MXIGX)	4.05%	2.83%	4.93%
MSCI EAFE ® Index	3.82%	4.73%	5.20%
MSCI EAFE ® Growth Index	2.05%	4.00%	5.84%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 540M
Total number of portfolio holdings	95
Total advisory fee paid	$ 4.2M
Portfolio turnover rate as of the end of the reporting period	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
ASML Holding NV	3.74%
SAP SE	2.72%
Sony Group Corp	2.31%
Novo Nordisk A/S Class B	2.19%
Safran SA	2.10%
Recruit Holdings Co Ltd	1.98%
CyberArk Software Ltd	1.92%
RELX PLC	1.91%
Puma SE	1.77%
Amadeus IT Group SA	1.77%
GEOGRAPHICAL ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower International Index Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXPBX | December 31, 2024
This annual shareholder report contains important information about the Empower International Index Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Index Fund (Institutional Class/MXPBX)	$ 25	0.25%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 3.23%, as compared to its broad-based securities market index, the MSCI EAFE Index, which returned 3.82% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Irish Life Investment Managers Limited.
Positive returns were supported by a better earnings backdrop, stabilizing growth, and falling inflation. From an individual security perspective, software company SAP, was the largest contributor to performance as the stock was supported by strength in its cloud computing business. Hitachi, the Japanese conglomerate, also added to performance. Nestle, the food and beverage company, detracted the most from performance due to weak sales growth and a lack of new products and Novo Nordisk, the pharmaceuticals company, was also a negative contributor.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower International Index Fund (Institutional Class/MXPBX)	3.23%	4.57%	4.33%
MSCI EAFE ® Index	3.82%	4.73%	4.43%
(a)
Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,443M
Total number of portfolio holdings	756
Total advisory fee paid	$ 4.7M
Portfolio turnover rate as of the end of the reporting period	4%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage
of the total investments

of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.28%
ASML Holding NV	1.68%
Novo Nordisk A/S Class B	1.67%
SAP SE	1.54%
U.S. Treasury Bills 4.29%	1.52%
Nestle SA	1.29%
AstraZeneca PLC	1.21%
Toyota Motor Corp	1.21%
Roche Holding AG	1.18%
Shell PLC	1.16%
GEOGRAPHICAL ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower International Index Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXINX | December 31, 2024
This annual shareholder report contains important information about the Empower International Index Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Index Fund (Investor Class/MXINX)	$ 62	0.61%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 2.92%, as compared to its broad-based securities market index, the MSCI EAFE Index, which returned 3.82% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Irish Life Investment Managers Limited.
Positive returns were supported by a better earnings backdrop, stabilizing growth, and falling inflation. From an individual security perspective, software company SAP, was the largest contributor to performance as the stock was supported by strength in its cloud computing business. Hitachi, the Japanese conglomerate, also added to performance. Nestle, the food and beverage company, detracted the most from performance due to weak sales growth and a lack of new products and Novo Nordisk, the pharmaceuticals company, was also a negative contributor.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower International Index Fund (Investor Class/MXINX)	2.92%	4.19%	4.76%
MSCI EAFE ® Index	3.82%	4.73%	5.20%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,443M
Total number of portfolio holdings	756
Total advisory fee paid	$ 4.7M
Portfolio turnover rate as of the end of the reporting period	4%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.28%
ASML Holding NV	1.68%
Novo Nordisk A/S Class B	1.67%
SAP SE	1.54%
U.S. Treasury Bills 4.29%	1.52%
Nestle SA	1.29%
AstraZeneca PLC	1.21%
Toyota Motor Corp	1.21%
Roche Holding AG	1.18%
Shell PLC	1.16%
GEOGRAPHICAL ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the
reporting
period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower International Value Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXJVX | December 31, 2024
This annual shareholder report contains important information about the Empower International Value Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Value Fund (Institutional Class/MXJVX)	$ 73	0.71%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 5.93%, as compared to its broad-based securities market index, the MSCI EAFE Index, which returned 3.82% and an additional index with investment characteristics similar to those of the Fund, the MSCI EAFE Value Index, which returned 5.68% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: LSV Asset Management (“LSV”) and Massachusetts Financial Services Company (“MFS”).
LSV’s performance was aided by its value style with value stocks modestly outperforming growth stocks for the year. However, smaller stocks underperformed in 2024 so LSV’s smaller cap bias detracted from results and offset the positive contribution from having a deeper value bias. The underweight in financials hurt results as that was the best performing sector in the benchmark in 2024. Sector selection was a detractor primarily due to the underweight in financials but stock selection across the portfolio helped make up for that exposure.
MFS’ security selection, sector allocation and currency exposure had positive impacts on relative performance during the year. Security selection in the materials sector aided relative performance, as did stock selection and an overweight position in the industrials sector and not owning any stocks within the utilities sector. Strong security selection and an underweight position in the consumer discretionary sector further bolstered relative returns. Security selection in both the consumer staples and healthcare sectors held back relative performance. From an individual security perspective, Taiwan Semiconductor Manufacturing, SAP and NatWest Group were top contributors to performance while Samsung Electronics, Capgemini and Pernod Ricard were top detractors from performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower International Value Fund (Institutional Class/MXJVX)	5.93%	5.54%	6.01%
MSCI EAFE ® Index	3.82%	4.73%	4.43%
MSCI EAFE ® Value Index	5.68%	5.09%	3.59%
(a)
Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,266M
Total number of portfolio holdings	303
Total advisory fee paid	$ 8.4M
Portfolio turnover rate as of the end of the reporting period	25%
Graphical Representation of Holdings
The tables below show the investment
makeup
of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.94%
TotalEnergies SE	1.96%
NatWest Group PLC	1.90%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1.88%
Roche Holding AG	1.62%
Schneider Electric SE	1.53%
Franco-Nevada Corp	1.45%
UBS Group AG	1.26%
Legrand SA	1.25%
Novartis AG	1.20%
GEOGRAPHICAL ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower International Value Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXIVX | December 31, 2024
This annual shareholder report contains important information about the Empower International Value Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Value Fund (Investor Class/MXIVX)	$ 110	1.07%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 5.46%, as compared to its broad-based securities market index, the MSCI EAFE Index, which returned 3.82% and an additional index with investment characteristics similar to those of the Fund, the MSCI EAFE Value Index, which returned 5.68% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: LSV Asset Management (“LSV”) and Massachusetts Financial Services Company (“MFS”).
LSV’s performance was aided by its value style with value stocks modestly outperforming growth stocks for the year. However, smaller stocks underperformed in 2024 so LSV’s smaller cap bias detracted from results and offset the positive contribution from having a deeper value bias. The underweight in financials hurt results as that was the best performing sector in the benchmark in 2024. Sector selection was a detractor primarily due to the underweight in financials but stock selection across the portfolio helped make up for that exposure.
MFS’ security selection, sector allocation and currency exposure had positive impacts on relative performance during the year. Security selection in the materials sector aided relative performance, as did stock selection and an overweight position in the industrials sector and not owning any stocks within the utilities sector. Strong security selection and an underweight position in the consumer discretionary sector further bolstered relative returns. Security selection in both the consumer staples and healthcare sectors held back relative performance. From an individual security perspective, Taiwan Semiconductor Manufacturing, SAP and NatWest Group were top contributors to performance while Samsung Electronics, Capgemini and Pernod Ricard were top detractors from performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower International Value Fund (Investor Class/MXIVX)	5.46%	5.13%	6.35%
MSCI EAFE ® Index	3.82%	4.73%	5.20%
MSCI EAFE ® Value Index	5.68%	5.09%	4.31%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,266M
Total number of portfolio holdings	303
Total advisory fee paid	$ 8.4M
Portfolio turnover rate as of the end of the reporting period	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.94%
TotalEnergies SE	1.96%
NatWest Group PLC	1.90%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1.88%
Roche Holding AG	1.62%
Schneider Electric SE	1.53%
Franco-Nevada Corp	1.45%
UBS Group AG	1.26%
Legrand SA	1.25%
Novartis AG	1.20%
GEOGRAPHICAL ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the
reporting
period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d) During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(e) Registrant’s Code of Ethics is attached hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.”  Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.  Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,050,700 for fiscal year 2023 and $1,082,655 for fiscal year 2024.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this item were: $44,680 for fiscal year 2023 and $265,941 for fiscal year 2024. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self custody) audits, fund administration SOC1 testing, and N1-A and N-14 reviews.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2023 and $0 for fiscal year 2024.

(d) All Other Fees.  There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).

(e) (1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Empower Funds by its independent auditors.  The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Empower Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Empower Funds that is responsible for the financial reporting or operations of Empower Funds was employed by those auditors and participated in any capacity in an audit of Empower Funds during the year period (or such other period proscribed under Securities Exchange Commission rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Empower Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Empower Funds’ auditors will not provide the following non-audit services to Empower Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Empower Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2

Pre-approval with respect to Non-Empower Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Empower Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Empower Funds’ auditors to (a) Empower Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds.4   The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.  The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members.  Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(f) (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(g) Not Applicable.

(h) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2023 equaled $1,795,449 and for fiscal year 2024 equaled $2,094,252.

(i) The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

1No pre-approval is required as to non-audit services provided to Empower Funds if: (a) the aggregate amount of all non-audit services provided to Empower Funds constitute not more than 5% of the total amount of revenues paid by Empower Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Empower Funds, Empower Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Empower Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Empower Funds’ primary investment adviser.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
EMPOWER FUNDS, INC.
("Empower Funds")
Empower Emerging Markets Equity Fund	Empower International Growth Fund
Institutional Class Ticker / MXENX	Institutional Class Ticker / MXHTX
Investor Class Ticker / MXEOX	Investor Class Ticker / MXIGX
Empower International Index Fund	Empower International Value Fund
Institutional Class Ticker / MXPBX	Institutional Class Ticker / MXJVX
Investor Class Ticker / MXINX	Investor Class Ticker / MXIVX
(the "Fund(s)")
Annual Report
December 31, 2024
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.54%
1,246,000	Aluminum Corp of China Ltd	$ 714,669
31,454	Anglogold Ashanti Plc(a)	725,958
122,924	Archean Chemical Industries Ltd	958,835
1,026,000	China Hongqiao Group Ltd	1,539,810
948,000	China Nonferrous Mining Corp Ltd	634,056
68,981	Cia de Minas Buenaventura SAA	794,661
832,445	Godawari Power and Ispat Ltd	1,958,652
55,735	Gold Fields Ltd Sponsored ADR	735,702
143,200	Grupo Mexico SAB de CV Series B	681,833
197,406	Harmony Gold Mining Co Ltd Sponsored ADR	1,620,703
207,544	Hindalco Industries Ltd	1,456,407
6,020	KCC Corp	956,218
201,207	KGHM Polska Miedz SA	5,606,277
11,126	LG Chem Ltd(b)	1,863,960
74,000	Nan Pao Resins Chemical Co Ltd	707,809
58,984	Navin Fluorine International Ltd	2,232,784
21,126	Poongsan Corp	713,386
785,782	Sappi Ltd(a)	2,040,682
42,621	Saudi Arabian Mining Co(b)	569,582
29,794	Saudi Basic Industries Corp	531,271
351,200	Scientex BHD	348,591
5,846	Southern Copper Corp	532,746
316,271	Sunresin New Materials Co Ltd Class A	2,073,450
39,332	Supreme Industries Ltd	2,155,744
1,098,918	Vedanta Ltd	5,694,546
124,878	Yanbu National Petrochemical Co	1,255,896
1,886,367	Yunnan Aluminium Co Ltd Class A	3,495,126
431,300	Zhejiang JIULI Hi-tech Metals Co Ltd	1,383,470
1,634,000	Zijin Mining Group Co Ltd Class H	2,949,002
		46,931,826
Communications — 16.88%
116,000	Accton Technology Corp	2,726,440
2,550,000	Alibaba Group Holding Ltd	26,987,561
175,813	Allegro.eu SA(b)(c)	1,152,099
2,651,000	America Movil SAB de CV Class B	1,900,746
13,091	Baidu Inc Sponsored ADR(a)(b)	1,103,702
47,420	Bharti Airtel Ltd	878,013
64,500	Bilibili Inc Class Z(b)	1,167,344
84,174	Cartrade Tech Ltd(b)	1,458,409
1,396,300	China United Network Communications Ltd Class A	1,015,653
Shares		Fair Value
Communications — (continued)
199,804	DingDong Cayman Ltd(b)	$ 655,357
223,580	Etihad Etisalat Co	3,174,021
692,000	Far EasTone Telecommunications Co Ltd	1,885,428
22,683	IndiaMart InterMesh Ltd(c)	594,642
34,533	Info Edge India Ltd	3,491,859
423,359	JD.com Inc Class A	7,350,873
72,761	Kanzhun Ltd ADR(b)	1,004,102
636,300	Kuaishou Technology(b)(c)	3,337,752
1,229,410	Meituan Class B(b)(c)	23,903,874
2,956	MercadoLibre Inc(b)	5,026,501
4,868,500	My EG Services Bhd	1,043,382
6,887	Naspers Ltd Class N	1,525,178
14,788	NCSoft Corp	1,826,079
573,957	Ooredoo QPSC	1,820,709
580,630	Orange Polska SA(a)	1,035,524
77,725	PDD Holdings Inc(b)	7,538,548
93,122	SK Telecom Co Ltd(b)	3,489,481
5,176,039	Talabat Holding PLC(b)	1,972,871
30,757	TeamLease Services Ltd(b)	1,051,425
399,300	Telefonica Brasil SA	3,022,939
3,193,400	Telkom Indonesia Persero Tbk PT	534,530
1,261,400	Tencent Holdings Ltd	67,324,484
323,424	Tencent Music Entertainment Group ADR	3,670,862
409,700	Tim SA	960,278
56,427	Trip.com Group Ltd ADR(b)	3,874,278
3,816,500	True Corp PCL NVDR(b)	1,238,876
166,747	Vipshop Holdings Ltd ADR	2,246,082
4,749,000	Xiaomi Corp Class B(b)(c)	20,828,235
3,154,437	Zomato Ltd(b)	10,218,362
		224,036,499
Consumer, Cyclical — 9.97%
780,000	Alsea SAB de CV	1,630,627
73,970	Anker Innovations Technology Co Ltd Class A	989,396
461,400	ANTA Sports Products Ltd(a)	4,556,927
41,645	Atour Lifestyle Holdings Ltd ADR	1,119,834
11,629	Bajaj Auto Ltd	1,193,045
2,784,000	Bosideng International Holdings Ltd	1,375,710
342,000	BYD Co Ltd Class H	11,632,490
13,290	Ceat Ltd	500,247
152,000	Chicony Power Technology Co Ltd	553,269
201,160	Clicks Group Ltd	3,977,097
1,021,600	Com7 PCL Class F	326,600
181,318	Contemporary Amperex Technology Co Ltd Class A	6,609,159
23,999	Craftsman Automation Ltd	1,505,775
107,329	EIH Ltd	525,175
3,033,000	Eva Airways Corp	4,098,531
676,000	Far Eastern New Century Corp	650,974

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Consumer, Cyclical — (continued)
435,600	Fuyao Glass Industry Group Co Ltd Class H(c)	$ 3,127,972
497,000	Guangdong TCL Smart Home Appliances Co Ltd(b)	893,362
110,304	H World Group Ltd ADR	3,643,341
1,292,000	Haidilao International Holding Ltd(c)	2,608,324
52,793	Hero MotoCorp Ltd	2,559,951
257,000	Hisense Home Appliance Group Class H	808,373
16,715	Hyundai Mobis Co Ltd	2,658,300
213,300	Jiangling Motors Corp Ltd	681,631
489,260	Jollibee Foods Corp	2,268,908
88,629	JUMBO SA	2,342,843
33,342	JYP Entertainment Corp	1,567,885
190,268	Kalyan Jewellers India Ltd	1,699,324
188,596	Kia Corp	12,762,217
78,250	LG Electronics Inc	4,396,406
58,124	Li Auto Inc ADR(a)(b)	1,394,395
35,842,900	Map Aktif Adiperkasa PT	2,382,842
226,000	Merida Industry Co Ltd	1,038,979
860,200	Midea Group Co Ltd Class A	8,862,382
117,000	Nien Made Enterprise Co Ltd	1,306,101
40,640,000	Nusantara Sejahtera Raya Tbk PT(c)	510,051
7,727	Page Industries Ltd	4,283,347
271,000	Pop Mart International Group Ltd(c)	3,098,582
814,000	President Chain Store Corp	6,526,761
579,700	Raia Drogasil SA	2,064,375
915,600	Samsonite International SA(c)	2,524,928
355,178	Sona Blw Precision Forgings Ltd(c)	2,461,400
403,464	Tata Motors Ltd	3,477,522
184,000	Tong Yang Industry Co Ltd	627,192
18,285	Trent Ltd	1,517,110
563,800	Wal-Mart de Mexico SAB de CV	1,483,926
1,818,000	Weichai Power Co Ltd Class H	2,761,177
779,600	Yutong Bus Co Ltd Class A	2,817,114
		132,401,877
Consumer, Non-Cyclical — 8.86%
127,669	Adani Ports & Special Economic Zone Ltd	1,831,229
48,164	Ajanta Pharma Ltd	1,646,847
19,223	Alkem Laboratories Ltd	1,263,621
260,160	Almarai Co JSC	3,957,486
52,739	Apollo Hospitals Enterprise Ltd	4,487,580
518,900	Arca Continental SAB de CV	4,293,598
3,395,900	Bangkok Dusit Medical Services PCL Class F	2,390,427
3,945,100	Bangkok Dusit Medical Services PCL NVDR	2,831,658
55,699	Britannia Industries Ltd	3,095,876
16,479	Chong Kun Dang Pharmaceutical Corp	987,427
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
276,701	Cipla Ltd	$ 4,931,266
3,447	CJ CheilJedang Corp	593,679
79,418	Coca Cola Femsa SAB de CV Sponsored ADR	6,185,867
209,449	Colgate-Palmolive India Ltd	6,551,708
30,047	Dino Polska SA(a)(b)(c)	2,835,776
3,013	Hanmi Pharm Co Ltd	569,778
73,985	Hindustan Unilever Ltd	2,009,399
47,756	Humansoft Holding Co KSC	421,332
188,500	HUTCHMED China Ltd(b)	544,007
1,741,400	Indofood Sukses Makmur Tbk PT	833,101
144,500	Innovent Biologics Inc(b)(c)	676,036
908,530	International Container Terminal Services Inc	6,062,626
39,000	Kweichow Moutai Co Ltd Class A	8,142,833
199,997	Lupin Ltd	5,494,290
18,104,300	Monde Nissin Corp(c)	2,677,790
173,193	National Agriculture Development Co(b)	1,136,667
12,421	National Medical Care Co	552,379
14,672	New Oriental Education & Technology Group Inc Sponsored ADR	941,649
6,131	Samsung Biologics Co Ltd(b)(c)	3,928,550
108,850	Shenzhen Mindray Bio Medical Electronics Co Ltd Class A	3,801,905
59,950	SM Investments Corp	925,963
10,942,100	Sumber Alfaria Trijaya Tbk PT	1,937,554
630,332	Sun Pharmaceutical Industries Ltd	13,871,635
392,750	Tata Consumer Products Ltd	4,188,369
195,381	Torrent Pharmaceuticals Ltd	7,658,251
905,000	Uni-President China Holdings Ltd	908,777
99,055	Yankershop Food Co Ltd	849,621
516,500	Zhejiang NHU Co Ltd	1,554,878
		117,571,435
Diversified — 0.27%
31,314	Astra Industrial Group Co	1,500,112
261,088	AVI Ltd	1,518,001
933,000	IJM Corp Bhd	633,457
		3,651,570
Energy — 2.92%
2,464,906	Adnoc Drilling Co Pjsc	3,576,850
1,638,544	Adnoc Gas PLC	1,565,634
12,669	Hd Hyundai Co Ltd	679,310
455,500	Huaibei Mining Holdings Co Ltd Class A	877,792
2,110,000	Kunlun Energy Co Ltd	2,273,918
367,124	Oil & Natural Gas Corp Ltd(b)	1,024,718
217,741	ORLEN SA	2,495,890
3,638,000	PetroChina Co Ltd Class H	2,846,201

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Energy — (continued)
331,896	Petroleo Brasileiro SA Sponsored ADR	$ 4,268,183
339,200	Prio SA(b)	2,204,469
1,189,100	PTT Exploration & Production PCL	4,139,999
1,922,300	PTT PCL NVDR	1,792,230
402,240	Reliance Industries Ltd(b)	5,696,768
453,772	Saudi Arabian Oil Co(c)	3,387,389
35,223	Vista Energy SAB de CV(b)	1,905,917
		38,735,268
Financial — 24.54%
27,237	360 ONE WAM Ltd	398,182
966,622	Abu Dhabi Islamic Bank PJSC	3,636,954
370,000	Advancetek Enterprise Co Ltd	857,371
161,044	Al Rajhi Bank	4,047,973
604,339	Aldar Properties PJSC	1,263,118
544,971	Alinma Bank	4,197,688
966,158	Alpha Services And Holdings SA	1,612,692
549,289	Axis Bank Ltd	6,811,246
56,865	Bajaj Finance Ltd	4,521,825
448,400	Banco del Bajio SA(c)	895,682
924,300	Banco do Brasil SA(b)	3,616,198
19,709	Bancolombia SA Sponsored ADR	621,031
673,000	Bangkok Bank PCL	2,970,714
11,687,600	Bank Central Asia Tbk PT	7,025,620
27,425,900	Bank Mandiri Persero Tbk PT	9,653,999
747,922	Bank of Baroda	2,095,545
700,500	Bank Of Changsha Co Ltd Class A	853,168
5,836,000	Bank of China Ltd Class H	2,969,714
37,752	Bank Polska Kasa Opieki SA	1,261,928
21,920,300	Bank Rakyat Indonesia Persero Tbk PT	5,533,741
231,025	Banque Saudi Fransi	972,161
695,800	BB Seguridade Participacoes SA	4,074,888
1,056,450	BDO Unibank Inc	2,613,417
24,893,900	BFI Finance Indonesia Tbk PT	1,460,776
134,522	BNK Financial Group Inc	939,733
92,900	BOC Aviation Ltd(c)	719,268
77,553	BSE Ltd	4,805,491
2,257,026	Canara Bank	2,629,409
16,955,000	China Construction Bank Corp Class H	14,046,795
575,000	China Life Insurance Co Ltd Class H	1,076,190
2,436,500	China Merchants Bank Co Ltd Class H	12,436,824
721,200	China Pacific Insurance Group Co Ltd Class H	2,320,169
190,500	China Resources Land Ltd	546,882
Shares		Fair Value
Financial — (continued)
246,800	China Resources Mixc Lifestyle Services Ltd(c)	$ 912,159
5,162,100	CIMB Group Holdings Bhd	9,457,407
135,205	Co for Cooperative Insurance	5,312,864
2,375,557	Commercial International Bank Egypt SAE GDR	3,278,269
87,252	Computer Age Management Services Ltd	5,155,231
39,621	Credicorp Ltd	7,263,322
38,491	DB Insurance Co Ltd	2,674,368
589,640	Emaar Development PJSC	2,194,031
1,430,465	Emaar Properties PJSC	5,010,980
325,932	FirstRand Ltd	1,307,377
191,652	Five-Star Business Finance Ltd(b)	1,729,332
993,900	Gentera SAB de CV	1,144,479
147,582	Godrej Properties Ltd(b)	4,788,250
412,700	Grupo Financiero Inbursa Sab D Class O(b)	859,800
826,600	Guotai Junan Securities Co Ltd(c)	1,180,242
138,889	Hana Financial Group Inc	5,314,353
109,941	HDFC Bank Ltd	2,273,614
5,185,031	Huaxia Bank Co Ltd	5,689,696
39,273	Hyundai Marine & Fire Insurance Co Ltd	656,544
1,060,668	ICICI Bank Ltd	15,848,312
120,439	Indian Bank	744,157
2,834,000	Industrial & Commercial Bank of China Ltd Class H	1,889,379
204,788	Investec Ltd	1,356,915
517,200	Itau Unibanco Holding SA	2,572,668
69,342	JB Financial Group Co Ltd	762,433
917,046	Jio Financial Services Ltd(b)	3,190,575
261,392	JSE Ltd	1,672,133
519,535	Karur Vysya Bank Ltd	1,315,071
189,653	KB Financial Group Inc	10,679,548
279,161	KE Holdings Inc ADR	5,142,146
6,979	KIWOOM Securities Co Ltd	544,921
7,460,000	Krung Thai Bank PCL NVDR	4,589,889
487,272	LIC Housing Finance Ltd	3,395,619
84,513	Life Insurance Corp of India	877,834
704,051	Manappuram Finance Ltd	1,544,821
33,678	Meritz Financial Group Inc	2,366,101
988,580	Metropolitan Bank & Trust Co	1,224,176
274,080	Mirae Asset Securities Co Ltd	1,477,363
81,022	Motilal Oswal Financial Services Ltd	900,283
703,435	National Bank of Greece SA	5,569,403
53,169	Nedbank Group Ltd	793,707
126,976	Nova Ljubljanska Banka dd GDR	3,231,738
339,974	NU Holdings Ltd Class A(b)	3,522,131
121,172	Oberoi Realty Ltd	3,264,367
3,496,324	Old Mutual Ltd	2,324,982
94,907	OTP Bank Nyrt	5,186,883
48,825,300	Pakuwon Jati Tbk PT	1,207,359
3,042,000	People's Insurance Co Group of China Ltd Class H	1,507,258

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Financial — (continued)
2,160,000	PICC Property & Casualty Co Ltd Class H	$ 3,397,252
2,237,500	Ping An Insurance Group Co of China Ltd Class H	13,132,685
975,915	Piraeus Financial Holdings SA	3,884,478
41,764	Powszechna Kasa Oszczednosci Bank Polski SA	604,602
689,072	Prologis Property Mexico SA de CV REIT(a)	1,909,150
74,253	Qifu Technology Inc	2,849,830
101,338	REC Ltd	590,857
6,041	Samsung Fire & Marine Insurance Co Ltd	1,462,502
13,484	Samsung Life Insurance Co Ltd	862,857
478,735	Sanlam Ltd	2,204,014
136,907	Saudi Awwal Bank	1,225,181
315,947	Saudi National Bank	2,803,626
142,641	SBI Life Insurance Co Ltd(c)	2,311,486
2,280,000	SP Setia Bhd Group	743,002
269,851	Standard Bank Group Ltd	3,171,075
973,865	State Bank of India	9,022,659
602,109	Turkiye Garanti Bankasi AS	2,117,591
493,925	Woori Financial Group Inc	5,146,352
		325,830,081
Industrial — 7.45%
12,812	ABB India Ltd	1,032,329
929,766	ADNOC Logistics & Services	1,374,506
37,108	Amber Enterprises India Ltd(b)	3,193,518
2,318,000	Asia Cement Corp	2,854,892
267,300	Beijing New Building Materials PLC Class A	1,110,215
455,864	Bharat Electronics Ltd	1,555,641
4,779	Budimex SA(a)	540,190
12,862,000	China Tower Corp Ltd Class H(c)	1,847,185
214,000	Chroma ATE Inc	2,662,662
203,820	CNGR Advanced Material Co Ltd Class A	1,007,954
11,234	Danaos Corp	899,506
1,324,000	Delta Electronics Inc	17,330,163
262,100	Delta Electronics Thailand PCL NVDR	1,161,560
314,000	E Ink Holdings Inc	2,614,600
1,706,964	Electrical Industries Co	3,289,088
43,598	Embraer SA Sponsored ADR(b)	1,599,175
127,148	GCC SAB de CV	1,129,825
85,000	Genius Electronic Optical Co Ltd	1,311,428
3,196	Hanwha Aerospace Co Ltd	704,679
5,551	HD Hyundai Electric Co Ltd	1,427,202
5,782	HD Korea Shipbuilding & Offshore Engineering Co Ltd(b)	889,212
83,501	Hindustan Aeronautics Ltd	4,064,012
Shares		Fair Value
Industrial — (continued)
1,929,000	Hon Hai Precision Industry Co Ltd	$ 10,784,365
372,110	Hwang Chang General Contractor Co Ltd	832,956
35,536	Hyundai Rotem Co Ltd	1,192,095
1,837,600	JD Logistics Inc(b)(c)	2,994,797
62,000	Jentech Precision Industrial Co Ltd	2,874,670
230,875	Jindal Saw Ltd	784,224
191,540	Klabin SA	719,300
58,079	Larsen & Toubro Ltd	2,441,314
31,000	Lotes Co Ltd	1,841,959
873,700	Nanofilm Technologies International Ltd(a)	482,851
663,800	NARI Technology Co Ltd Class A	2,293,931
296,900	Ningbo Boway Alloy Material Co Ltd	824,709
66,851	Pidilite Industries Ltd	2,266,675
504,600	Rumo SA	1,457,152
96,845	Samsung Engineering Co Ltd(b)	1,079,526
198,500	Shenzhen Sinexcel Electric Co Ltd Class A	733,133
82,000	Sieyuan Electric Co Ltd Class A	816,714
227,000	Silergy Corp	2,786,306
259,200	Sunny Optical Technology Group Co Ltd	2,274,005
203,000	Sunonwealth Electric Machine Industry Co Ltd	602,667
174,990	Yageo Corp	2,879,459
118,809	ZTO Express Cayman Inc ADR	2,322,716
		98,885,066
Technology — 20.85%
667,000	ASE Technology Holding Co Ltd	3,275,261
63,000	Asia Vital Components Co Ltd	1,188,480
13,000	ASMedia Technology Inc	783,764
30,912	Coforge Ltd	3,473,119
44,200	Espressif Systems Shanghai Co Ltd	1,319,228
16,000	Global Unichip Corp	660,614
268,014	HCL Technologies Ltd	5,984,595
800,528	Infosys Ltd	17,535,997
181,000	International Games System Co Ltd	5,374,392
560,000	Kingdee International Software Group Co Ltd(b)	608,546
654,800	Kingnet Network Co Ltd Class A	1,220,723
3,094	Krafton Inc(b)	651,984
522,000	MediaTek Inc	22,440,642
306,000	NetEase Inc	5,446,748
68,685	Netweb Technologies India Ltd	2,175,956

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Technology — (continued)
117,000	Novatek Microelectronics Corp	$ 1,787,333
5,805	Oracle Financial Svcs Software	864,012
137,000	Powertech Technology Inc	508,628
320,000	Realtek Semiconductor Corp	5,530,383
911,075	Samsung Electronics Co Ltd	32,513,381
17,170	Silicon Motion Technology Corp ADR	928,038
115,272	SK Hynix Inc	13,209,064
4,219,000	Taiwan Semiconductor Manufacturing Co Ltd	137,117,722
201,686	Tata Consultancy Services Ltd	9,624,756
384,102	Totvs SA	1,663,156
270,000	Wistron Corp	853,003
		276,739,525
Utilities — 1.60%
10,639	ACWA Power Co	1,137,989
67,956	Adani Power Ltd	419,205
614,000	China Resources Power Holdings Co Ltd	1,486,569
460,298	China Yangtze Power Co Ltd Class A	1,863,735
143,200	Cia de Saneamento Basico do Estado de Sao Paulo	2,051,393
461,700	Cia De Sanena Do Parana	2,076,878
16,663,638	Enel Chile SA	963,434
96,100	Energisa SA	567,467
856,700	ENN Natural Gas Co Ltd Class A	2,543,929
227,165	Korea Electric Power Corp(b)	3,077,353
48,725	Metlen Energy & Metals SA	1,689,766
71,638	NAVA Ltd	824,830
Shares		Fair Value
Utilities — (continued)
765,600	Tenaga Nasional Bhd	$ 2,556,911
		21,259,459
TOTAL COMMON STOCK — 96.88% (Cost $1,169,214,715)		$1,286,042,606
EXCHANGE TRADED FUNDS
506,953	iShares ESG Aware MSCI EM ETF(a)	16,927,160

TOTAL EXCHANGE TRADED FUNDS — 1.27% (Cost $17,542,512)		$16,927,160
GOVERNMENT MONEY MARKET MUTUAL FUNDS
10,617,362	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(d), 4.43%(e)	10,617,362
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.80% (Cost $10,617,362)		$10,617,362
TOTAL INVESTMENTS — 98.95% (Cost $1,197,374,589)		$1,313,587,128
OTHER ASSETS & LIABILITIES, NET — 1.05%		$13,902,580
TOTAL NET ASSETS — 100.00%		$1,327,489,708

(a)	All or a portion of the security is on loan as of December 31, 2024.
(b)	Non-income producing security.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2024, the aggregate fair value of 144A securities was $88,514,219, representing 6.67% of net assets.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of December 31, 2024.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
NVDR	Non-Voting Depository Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of December 31, 2024
Summary of Investments by Country as of December 31, 2024.
Country	Fair Value	Percentage of Fund Investments
China	$351,007,697	26.72%
India	250,078,480	19.04
Taiwan	248,016,936	18.88
South Korea	124,624,248	9.49
Saudi Arabia	39,051,373	2.97
Brazil	36,440,649	2.77
Indonesia	31,079,573	2.37
United States	30,602,196	2.33
South Africa	24,247,566	1.85
Mexico	24,021,449	1.83
Thailand	21,441,955	1.63
United Arab Emirates	20,594,943	1.57
Greece	15,998,688	1.22
Philippines	15,772,880	1.20
Poland	15,532,286	1.18
Malaysia	14,782,750	1.13
Peru	8,057,983	0.61
Ireland	7,538,548	0.57
Hong Kong	6,227,085	0.47
Hungary	5,186,883	0.39
Singapore	5,076,397	0.39
Uruguay	5,026,501	0.38
Egypt	3,278,269	0.25
Slovenia	3,231,738	0.25
Turkey	2,117,591	0.16
Qatar	1,820,709	0.14
Chile	963,434	0.07
United Kingdom	725,958	0.06
Colombia	621,031	0.05
Kuwait	421,332	0.03
Total	$1,313,587,128	100.00%
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.66%
55,281	Air Liquide SA	$ 8,986,473
13,344	Linde PLC	5,586,732
157,700	Shin-Etsu Chemical Co Ltd	5,194,186
		19,767,391
Communications — 4.22%
4,500	MercadoLibre Inc(a)	7,651,980
70,000	Scout24 SE(b)	6,176,732
53,700	Shopify Inc Class A(a)	5,709,921
61,500	Tencent Holdings Ltd	3,282,429
		22,821,062
Consumer, Cyclical — 16.80%
130,000	Amadeus IT Group SA	9,175,957
45,203	Cie Financiere Richemont SA	6,838,048
142,754	Compass Group PLC	4,748,107
100,000	CTS Eventim AG & Co KGaA	8,453,518
8,000	Fast Retailing Co Ltd	2,698,734
107,462	Industria de Diseno Textil SA	5,504,634
71,656	InterContinental Hotels Group PLC	8,913,866
8,191	LVMH Moet Hennessy Louis Vuitton SE	5,387,989
15,566	Next PLC	1,846,075
200,000	Puma SE	9,196,166
650,000	RS Group PLC	5,534,018
74,034	Ryanair Holdings PLC Sponsored ADR	3,227,142
568,600	Sony Group Corp	11,983,561
138,708	Volvo AB Class B	3,370,906
81,130	Yum China Holdings Inc	3,908,032
		90,786,753
Consumer, Non-Cyclical — 21.50%
1,516	Adyen NV(a)(b)	2,252,897
85,000	Alcon AG	7,206,940
4,573	Argenx SE(a)	2,824,799
46,759	AstraZeneca PLC	6,095,228
35,000	Cochlear Ltd	6,267,746
14,259	Coloplast A/S Class B	1,562,247
32,000	CSL Ltd	5,582,425
155,800	Daiichi Sankyo Co Ltd	4,263,194
159,500	Diageo PLC	5,067,539
125,000	Experian PLC	5,370,898
5,000	Genmab A/S(a)	1,044,213
448,103	Haleon PLC	2,112,304
50,787	Heineken NV(c)	3,619,551
11,020	Lonza Group AG	6,504,432
3,334	L'Oreal SA	1,180,247
66,930	Nestle SA	5,491,152
131,992	Novo Nordisk A/S Class B	11,388,512
147,600	Recruit Holdings Co Ltd	10,259,369
218,571	RELX PLC	9,900,450
34,079	Sanofi SA	3,312,849
13,894	Straumann Holding AG	1,750,109
25,000,000	Sumber Alfaria Trijaya Tbk PT	4,426,834
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
5,000	Tecan Group AG	$ 1,114,319
222,800	Terumo Corp	4,301,317
19,759	Wolters Kluwer NV	3,282,850
		116,182,421
Financial — 11.78%
177,942	3i Group PLC	7,918,513
209,910	DBS Group Holdings Ltd	6,726,663
15,334	Deutsche Boerse AG	3,532,287
134,543	Goodman Group REIT	2,957,519
102,100	Hong Kong Exchanges & Clearing Ltd	3,821,475
300,000	Intermediate Capital Group PLC	7,724,747
60,507	London Stock Exchange Group PLC	8,537,035
50,000	Macquarie Group Ltd	6,838,148
8,129	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,101,634
215,308	QBE Insurance Group Ltd	2,556,969
134,500	Rakuten Bank Ltd(a)	3,754,528
144,900	Tokio Marine Holdings Inc	5,200,190
		63,669,708
Industrial — 18.51%
42,670	Airbus SE	6,832,795
390,487	Atlas Copco AB Class A	5,959,478
251,100	Azbil Corp	1,934,940
40,000	DSV A/S	8,518,628
93,493	Ferrovial SE	3,924,338
310,700	Hitachi Ltd	7,609,061
50,300	Hoya Corp	6,242,547
18,800	IHI Corp	1,099,063
2,100	Interroll Holding AG	4,617,894
72,842	James Hardie Industries PLC(a)	2,245,047
15,500	Keyence Corp	6,300,311
40,299	Legrand SA	3,919,943
20,000	MTU Aero Engines AG	6,679,923
49,733	Safran SA	10,896,888
12,781	Schneider Electric SE	3,181,910
310,000	SIG Group AG	6,129,607
25,000	Sika AG	5,965,178
13,000	VAT Group AG(b)	4,915,481
29,929	Vinci SA	3,081,391
		100,054,423
Technology — 17.78%
53,800	Advantest Corp	3,059,006
27,756	ASML Holding NV	19,441,280
30,000	CyberArk Software Ltd(a)	9,994,500
113,108	Dassault Systemes SE	3,913,985
23,000	Disco Corp	6,101,381
110,700	Hamamatsu Photonics KK	1,231,305
73,944	Indra Sistemas SA	1,306,325
75,000	Kinaxis Inc(a)	9,033,705
26,000	Monday.com Ltd(a)	6,121,440

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Technology — (continued)
29,000	Nice Ltd Sponsored ADR(a)(c)	$ 4,925,360
25,000	Nova Ltd(a)	4,923,750
130,200	Otsuka Corp	2,977,643
272,425	Sage Group PLC	4,326,696
57,393	SAP SE	14,117,213
23,330	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	4,607,442
		96,081,031
Utilities — 0.83%
224,119	SSE PLC	4,490,928
TOTAL COMMON STOCK — 95.08% (Cost $452,493,866)		$513,853,717
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
5,577,369	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(d), 4.43%(e)	$ 5,577,369
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.03% (Cost $5,577,369)		$5,577,369
TOTAL INVESTMENTS — 96.11% (Cost $458,071,235)		$519,431,086
OTHER ASSETS & LIABILITIES, NET — 3.89%		$21,041,953
TOTAL NET ASSETS — 100.00%		$540,473,039

(a)	Non-income producing security.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2024, the aggregate fair value of 144A securities was $13,345,111, representing 2.47% of net assets.
(c)	All or a portion of the security is on loan as of December 31, 2024.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of December 31, 2024.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Summary of Investments by Country as of December 31, 2024.
Country	Fair Value	Percentage of Fund Investments
Japan	$84,210,336	16.21%
United Kingdom	77,215,505	14.87
Germany	52,257,473	10.06
France	50,694,469	9.76
Switzerland	50,533,161	9.73
Netherlands	35,345,715	6.80
Israel	25,965,050	5.00
Australia	24,202,807	4.66
Denmark	22,513,600	4.33
Spain	15,986,916	3.08
Canada	14,743,626	2.84
United States	11,164,101	2.15
Ireland	10,843,087	2.09
Sweden	9,330,385	1.80
Uruguay	7,651,980	1.47
China	7,190,461	1.38
Singapore	6,726,663	1.29
Taiwan	4,607,442	0.89
Indonesia	4,426,834	0.85
Hong Kong	3,821,475	0.74
Total	$519,431,086	100.00%
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.04%
84,088	Air Liquide SA	$ 13,669,335
25,047	Akzo Nobel NV	1,503,398
185,675	Anglo American PLC	5,488,694
57,251	Antofagasta PLC	1,133,751
72,320	ArcelorMittal SA	1,680,306
8,854	Arkema SA	673,722
195,400	Asahi Kasei Corp	1,346,352
129,573	BASF SE	5,681,925
740,518	BHP Group Ltd	18,064,755
64,809	BlueScope Steel Ltd	749,393
36,268	Boliden AB	1,020,396
19,022	Brenntag SE	1,143,959
22,949	Clariant AG	256,139
24,958	Covestro AG(a)	1,499,460
20,167	Croda International PLC	852,753
26,982	DSM-Firmenich AG	2,727,452
1,011	EMS-Chemie Holding AG(a)	682,194
30,118	Endeavour Mining PLC	537,601
44,944	Evonik Industries AG	781,219
239,637	Fortescue Ltd	2,698,447
1,375	Givaudan SA	6,010,655
1,520,308	Glencore PLC	6,694,724
9,885	Holmen AB Class B(b)	362,587
138,074	ICL Group Ltd	681,926
75,800	JFE Holdings Inc	853,515
22,769	Mineral Resources Ltd	480,538
210,200	Mitsubishi Chemical Group Corp	1,061,642
25,300	Mitsui Chemicals Inc	552,285
72,454	Mondi PLC	1,078,211
147,700	Nippon Paint Holdings Co Ltd(b)	953,615
26,200	Nippon Sanso Holdings Corp	726,997
135,074	Nippon Steel Corp	2,714,397
102,500	Nitto Denko Corp	1,713,679
210,192	Norsk Hydro ASA	1,156,199
162,965	Northern Star Resources Ltd	1,548,358
49,928	Novonesis / Novozymes Class B	2,829,251
55,908	Rio Tinto Ltd	4,054,051
164,847	Rio Tinto PLC	9,729,851
264,300	Shin-Etsu Chemical Co Ltd	8,705,284
698,714	South32 Ltd	1,465,612
31,700	Sumitomo Metal Mining Co Ltd	722,727
9,929	Syensqo SA	725,114
19,777	Symrise AG	2,109,667
191,400	Toray Industries Inc	1,211,916
76,401	UPM-Kymmene OYJ	2,100,999
24,574	Yara International ASA	650,519
		123,085,570
Communications — 4.78%
140,318	Auto Trader Group PLC(c)	1,388,069
113,326	Bollore SE	696,847
988,716	BT Group PLC(b)	1,781,518
55,407	CAR Group Ltd	1,233,020
Shares		Fair Value
Communications — (continued)
27,851	Delivery Hero SE(a)(c)	$ 779,325
29,500	Dentsu Group Inc(b)	708,904
509,920	Deutsche Telekom AG(a)	15,278,795
19,194	Elisa OYJ(a)	831,073
323,263	Grab Holdings Ltd Class A(a)	1,525,801
2,200	Hikari Tsushin Inc	477,510
575,900	HKT Trust & HKT Ltd	711,250
192,058	Informa PLC	1,915,021
223,900	KDDI Corp	7,131,350
605,593	Koninklijke KPN NV	2,208,261
452,900	LY Corp	1,197,509
74,200	M3 Inc	642,932
39,500	MonotaRO Co Ltd	671,256
4,406,400	Nippon Telegraph & Telephone Corp	4,401,394
805,348	Nokia OYJ	3,562,394
276,270	Orange SA(a)	2,756,577
85,604	Pearson PLC	1,372,154
200,596	Prosus NV	7,968,652
32,747	Publicis Groupe SA	3,486,237
201,200	Rakuten Group Inc(a)	1,083,961
10,920	Scout24 SE(c)	963,570
54,100	Sea Ltd ADR(a)	5,740,010
53,221	SEEK Ltd	740,630
1,038,900	Singapore Telecommunications Ltd	2,340,463
4,061,000	SoftBank Corp	5,126,357
137,700	SoftBank Group Corp	7,868,975
22,470	Spotify Technology SA(a)	10,052,629
3,941	Swisscom AG(a)	2,193,377
77,372	Tele2 AB Class B	764,010
1,098,559	Telecom Italia SpA	280,767
412,943	Telefonaktiebolaget LM Ericsson Class B	3,344,200
606,973	Telefonica SA(a)(b)	2,476,984
83,315	Telenor ASA	929,559
329,038	Telia Co AB	914,557
636,022	Telstra Group Ltd	1,576,254
18,100	Trend Micro Inc(b)	975,827
3,154,608	Vodafone Group PLC	2,690,328
7,539	Wix.com Ltd(a)	1,617,492
161,830	WPP PLC	1,667,707
22,600	ZOZO Inc	696,033
		116,769,539
Consumer, Cyclical — 13.07%
29,726	Accor SA	1,445,804
36,074	AddTech AB Class B	982,939
23,711	adidas AG	5,832,067
68,700	Aisin Corp	767,529
65,209	Amadeus IT Group SA	4,602,731
28,500	ANA Holdings Inc(b)	517,262
83,780	Aristocrat Leisure Ltd	3,538,075
105,900	Asics Corp	2,065,874
44,223	Associated British Foods PLC	1,127,500
14,992	Avolta AG	601,836
86,500	Bandai Namco Holdings Inc	2,062,614

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Consumer, Cyclical — (continued)
189,019	Barratt Redrow PLC	$ 1,035,940
41,436	Bayerische Motoren Werke AG	3,389,051
14,001	Berkeley Group Holdings PLC(a)	681,025
80,900	Bridgestone Corp(b)	2,719,302
46,886	Bunzl PLC	1,929,356
78,568	Cie Financiere Richemont SA	11,885,312
94,251	Cie Generale des Etablissements Michelin SCA	3,101,375
246,715	Compass Group PLC	8,205,929
15,757	Continental AG	1,061,762
10,109	CTS Eventim AG & Co KGaA	854,566
71,913	Daimler Truck Holding AG	2,754,421
85,200	Daiwa House Industry Co Ltd	2,615,740
274,800	Denso Corp	3,788,667
102,503	Deutsche Lufthansa AG(b)	658,757
3,146	D'ieteren Group	523,330
86,769	Entain PLC	744,636
25,335	Evolution AB(c)	1,953,730
28,100	Fast Retailing Co Ltd	9,479,304
18,261	Ferrari NV	7,791,956
332,000	Galaxy Entertainment Group Ltd	1,397,599
929,073	Genting Singapore Ltd	521,211
82,247	H & M Hennes & Mauritz AB Class B(b)	1,108,593
4,634	Hermes International SCA	11,118,699
650,900	Honda Motor Co Ltd	6,197,095
19,100	Hoshizaki Corp(b)	750,994
9,190	IMCD NV	1,365,734
160,161	Industria de Diseno Textil SA	8,204,088
22,476	InterContinental Hotels Group PLC	2,795,970
77,600	Isuzu Motors Ltd	1,055,623
174,800	ITOCHU Corp	8,595,681
15,800	Japan Airlines Co Ltd	249,078
406,834	JD Sports Fashion PLC	486,163
10,996	Kering SA	2,715,964
262,738	Kingfisher PLC	816,352
16,398	La Francaise des Jeux SACA(c)	631,497
302,159	Lottery Corp Ltd	921,604
40,130	LVMH Moet Hennessy Louis Vuitton SE	26,397,263
205,300	Marubeni Corp	3,081,261
51,200	MatsukiyoCocokara & Co	745,416
9,700	McDonald's Holdings Co Japan Ltd(b)	381,036
108,598	Mercedes-Benz Group AG	6,054,538
492,400	Mitsubishi Corp	8,056,512
370,300	Mitsui & Co Ltd	7,679,699
32,111	Moncler SpA	1,695,159
16,771	Next PLC	1,988,984
149,700	Nintendo Co Ltd	8,718,797
298,300	Nissan Motor Co Ltd(b)	904,696
11,700	Nitori Holdings Co Ltd	1,386,362
161,900	Oriental Land Co Ltd	3,489,943
Shares		Fair Value
Consumer, Cyclical — (continued)
57,400	Pan Pacific International Holdings Corp	$ 1,559,370
337,500	Panasonic Holdings Corp	3,449,455
11,927	Pandora A/S	2,182,110
45,277	Persimmon PLC	676,036
15,175	Puma SE	697,759
94,481	Qantas Airways Ltd(a)	523,040
804	Rational AG	688,633
38,106	Reece Ltd	526,411
28,993	Renault SA	1,411,493
35,399	Rexel SA	901,596
333,200	Sands China Ltd(a)	887,179
2,611	SEB SA	235,954
56,600	Sekisui Chemical Co Ltd	969,118
91,700	Sekisui House Ltd	2,186,506
26,897	SGH Ltd	765,150
10,600	Shimano Inc	1,425,887
199,700	Singapore Airlines Ltd(b)	941,476
12,152	Sodexo SA(b)	1,001,348
913,000	Sony Group Corp	19,241,983
295,353	Stellantis NV	3,848,376
86,600	Subaru Corp	1,538,736
156,500	Sumitomo Corp	3,386,842
105,000	Sumitomo Electric Industries Ltd	1,877,134
233,200	Suzuki Motor Corp	2,612,854
4,296	Swatch Group AG	780,845
499,697	Taylor Wimpey PLC	760,226
18,600	Toho Co Ltd	726,877
51,500	Tokyo Gas Co Ltd	1,426,895
24,400	Toyota Industries Corp	1,962,383
1,502,875	Toyota Motor Corp	29,343,999
91,200	Toyota Tsusho Corp	1,612,829
116,516	Universal Music Group NV	2,980,380
27,761	Volvo AB Class A	678,507
234,735	Volvo AB Class B	5,704,572
164,777	Wesfarmers Ltd	7,279,442
28,024	Whitbread PLC	1,031,207
143,500	Yamaha Motor Co Ltd(b)	1,264,336
32,967	Zalando SE(a)(c)	1,102,855
15,300	Zensho Holdings Co Ltd	866,481
		319,286,281
Consumer, Non-Cyclical — 22.46%
22,833	Adecco Group AG	564,038
3,107	Adyen NV(a)(c)	4,617,251
98,600	Aeon Co Ltd	2,307,575
70,400	Ajinomoto Co Inc	2,866,044
73,192	Alcon AG	6,205,769
18,847	Amplifon SpA(b)	485,649
131,657	Anheuser-Busch InBev SA(b)	6,591,276
8,695	Argenx SE(a)	5,371,010
206,400	Asahi Group Holdings Ltd(b)	2,165,279
64,674	Ashtead Group PLC	4,000,430
254,900	Astellas Pharma Inc	2,475,265
226,254	AstraZeneca PLC	29,493,137
3,549	Bachem Holding AG(b)	226,966
499	Barry Callebaut AG	664,400

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
138,988	Bayer AG	$ 2,776,281
13,777	Beiersdorf AG	1,769,864
6,667	BioMerieux	713,574
209,868	Brambles Ltd	2,495,992
292,271	British American Tobacco PLC	10,542,805
44,746	Bureau Veritas SA	1,359,395
4,412	Carl Zeiss Meditec AG	206,554
14,199	Carlsberg AS Class B	1,363,710
80,222	Carrefour SA	1,141,786
151	Chocoladefabriken Lindt & Spruengli AG	3,255,838
99,000	Chugai Pharmaceutical Co Ltd	4,364,033
372,924	CK Hutchison Holdings Ltd	1,982,630
30,885	Coca-Cola Europacific Partners PLC	2,402,748
29,310	Coca-Cola HBC AG	1,000,549
9,079	Cochlear Ltd	1,625,854
201,443	Coles Group Ltd	2,351,552
18,172	Coloplast A/S Class B	1,990,964
70,705	CSL Ltd	12,334,543
60,800	Dai Nippon Printing Co Ltd	850,815
257,500	Daiichi Sankyo Co Ltd	7,046,037
94,743	Danone SA	6,402,714
76,249	Davide Campari-Milano NV(b)	477,199
10,954	Demant A/S(a)	403,175
326,622	Diageo PLC	10,377,240
2,451	DiaSorin SpA	252,807
36,510	Edenred SE	1,200,304
38,800	Eisai Co Ltd	1,056,508
214,950	Endeavour Group Ltd	557,625
43,447	EssilorLuxottica SA	10,598,028
88,789	Essity AB Class B	2,373,035
18,118	Eurofins Scientific SE	924,061
132,489	Experian PLC	5,692,679
85,334	Fisher & Paykel Healthcare Corp Ltd	1,834,098
31,863	Fresenius Medical Care AG	1,450,749
58,048	Fresenius SE & Co KGaA	2,014,904
167,400	FUJIFILM Holdings Corp	3,463,442
12,055	Galderma Group AG(a)	1,336,803
9,286	Genmab A/S(a)	1,939,313
35,261	Getinge AB Class B	578,410
52,914	Grifols SA(a)(b)	500,040
606,206	GSK PLC	10,221,195
1,139,274	Haleon PLC	5,370,401
19,967	Heineken Holding NV	1,197,124
42,457	Heineken NV	3,025,878
13,691	Henkel AG & Co KGaA	1,055,128
26,567	Hikma Pharmaceuticals PLC	662,027
117,571	Imperial Brands PLC	3,758,295
24,599	Intertek Group PLC	1,452,682
5,705	Ipsen SA	653,912
245,574	J Sainsbury PLC	838,542
175,100	Japan Tobacco Inc(b)	4,491,813
12,842	JDE Peet's NV	220,638
40,089	Jeronimo Martins SGPS SA	766,159
64,900	Kao Corp(b)	2,625,955
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
21,798	Kerry Group PLC Class A	$ 2,102,342
40,961	Kesko OYJ Class B	772,826
109,000	Kikkoman Corp	1,210,355
114,500	Kirin Holdings Co Ltd(b)	1,486,682
25,000	Kobe Bussan Co Ltd	546,500
137,597	Koninklijke Ahold Delhaize NV	4,488,269
113,322	Koninklijke Philips NV(a)	2,870,594
39,900	Kyowa Kirin Co Ltd	600,016
32,947	Lifco AB Class B	954,945
10,480	Lonza Group AG	6,185,703
35,060	L'Oreal SA	12,411,358
62	Lotus Bakeries NV	693,973
295,642	Marks & Spencer Group PLC	1,384,174
33,300	MEIJI Holdings Co Ltd	677,450
18,908	Merck KGaA	2,751,550
64,929	Mowi ASA	1,112,771
382,143	Nestle SA	31,352,237
59,258	Nexi SpA(a)(c)	329,839
26,700	Nissin Foods Holdings Co Ltd	645,031
7,190	NMC Health PLC(a)(d)	450
287,654	Novartis AG	28,005,216
470,443	Novo Nordisk A/S Class B	40,590,684
167,300	Olympus Corp	2,497,831
55,800	Ono Pharmaceutical Co Ltd	580,961
16,438	Orion OYJ Class B	728,429
108,824	Orkla ASA	941,453
63,200	Otsuka Holdings Co Ltd	3,438,076
29,410	Pernod Ricard SA	3,322,948
32,971	QIAGEN NV(b)	1,477,888
26,312	Ramsay Health Care Ltd	561,476
16,591	Randstad NV(b)	698,524
102,502	Reckitt Benckiser Group PLC	6,203,209
15,078	Recordati Industria Chimica e Farmaceutica SpA	790,456
204,900	Recruit Holdings Co Ltd	14,242,173
271,935	RELX PLC	12,317,640
385,496	Rentokil Initial PLC	1,923,704
107,292	Roche Holding AG	30,080,439
7,978	Salmar ASA	379,186
60,699	Sandoz Group AG	2,488,210
166,123	Sanofi SA	16,148,962
4,897	Sartorius Stedim Biotech	956,039
64,300	Secom Co Ltd	2,183,620
74,704	Securitas AB Class B	923,637
324,200	Seven & i Holdings Co Ltd	5,082,688
22,519	SGS SA	2,259,049
115,600	Shionogi & Co Ltd	1,621,309
60,600	Shiseido Co Ltd(b)	1,071,600
42,039	Siemens Healthineers AG(c)	2,219,951
125,958	Smith & Nephew PLC	1,560,602
70,722	Sonic Healthcare Ltd	1,179,563
7,678	Sonova Holding AG	2,510,780
16,518	Straumann Holding AG	2,080,633
21,600	Suntory Beverage & Food Ltd(b)	686,275
27,834	Swedish Orphan Biovitrum AB(a)	798,502

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
77,700	Sysmex Corp	$ 1,424,605
233,252	Takeda Pharmaceutical Co Ltd(b)	6,174,722
190,800	Terumo Corp	3,683,534
978,122	Tesco PLC	4,497,484
162,148	Teva Pharmaceutical Industries Ltd Sponsored ADR(a)	3,573,742
34,900	TOPPAN Holdings Inc	925,834
455,023	Transurban Group	3,760,768
133,588	Treasury Wine Estates Ltd	935,744
17,957	UCB SA	3,574,592
171,300	Unicharm Corp	1,412,201
360,843	Unilever PLC	20,498,709
1,234,145	WH Group Ltd(c)	951,075
304,700	Wilmar International Ltd(b)	691,588
107,061	Wise PLC Class A(a)	1,421,646
34,452	Wolters Kluwer NV	5,724,011
179,261	Woolworths Group Ltd	3,379,190
37,800	Yakult Honsha Co Ltd	716,018
8,981	Zealand Pharma A/S(a)	893,385
		548,750,122
Diversified — 0.04%
22,079	Jardine Matheson Holdings Ltd	902,148
Energy — 3.48%
52,126	Aker BP ASA	1,024,719
218,709	APA Group	941,575
2,361,493	BP PLC	11,671,243
13,084	DCC PLC(a)	837,552
386,750	ENEOS Holdings Inc	2,028,951
338,509	Eni SpA	4,630,246
127,150	Equinor ASA	3,015,879
62,234	Galp Energia SGPS SA	1,031,509
134,380	Idemitsu Kosan Co Ltd	885,164
132,200	Inpex Corp(b)	1,663,270
63,045	Neste OYJ	797,849
19,970	OMV AG	774,471
164,646	Repsol SA(b)	2,003,402
475,505	Santos Ltd	1,969,018
905,401	Shell PLC	28,216,411
312,836	TotalEnergies SE	17,429,633
143,062	Vestas Wind Systems A/S	1,962,367
274,873	Woodside Energy Group Ltd	4,256,389
		85,139,648
Financial — 22.68%
142,498	3i Group PLC	6,341,236
62,944	ABN AMRO Bank NV(c)	971,326
40,284	Admiral Group PLC	1,330,314
215,993	Aegon Ltd	1,285,311
28,412	AerCap Holdings NV	2,719,028
21,854	Ageas SA	1,062,546
1,597,400	AIA Group Ltd	11,473,905
251,771	AIB Group PLC	1,392,270
Shares		Fair Value
Financial — (continued)
56,835	Allianz SE	$ 17,468,997
10,348	Amundi SA(c)	688,667
434,790	ANZ Group Holdings Ltd	7,660,911
20,881	ASR Nederland NV	993,141
26,163	ASX Ltd	1,052,095
402,079	Aviva PLC	2,356,114
258,463	AXA SA	9,198,613
7,576	Azrieli Group Ltd	625,269
6,188	Baloise Holding AG	1,121,288
847,493	Banco Bilbao Vizcaya Argentaria SA	8,292,245
196,925	Banco BPM SpA	1,594,424
785,052	Banco de Sabadell SA	1,525,573
2,284,589	Banco Santander SA	10,569,078
183,533	Bank Hapoalim BM	2,215,639
216,715	Bank Leumi Le-Israel BM	2,578,330
157,333	Bank of Ireland Group PLC	1,434,791
3,538	Banque Cantonale Vaudoise	325,763
2,093,828	Barclays PLC	7,002,928
148,529	BNP Paribas SA	9,119,216
552,500	BOC Hong Kong Holdings Ltd	1,764,208
140,887	BPER Banca SpA	898,554
569,339	CaixaBank SA	3,091,041
609,940	CapitaLand Ascendas REIT	1,145,442
934,528	CapitaLand Integrated Commercial Trust REIT	1,317,883
388,357	Capitaland Investment Ltd(b)	744,504
81,000	Chiba Bank Ltd	624,333
263,924	CK Asset Holdings Ltd	1,077,172
142,787	Commerzbank AG	2,344,917
243,321	Commonwealth Bank of Australia	23,023,319
72,510	Computershare Ltd	1,523,180
151,900	Concordia Financial Group Ltd	835,371
6,250	Covivio SA REIT	316,773
159,795	Credit Agricole SA	2,198,706
28,928	CVC Capital Partners PLC(a)	639,683
135,000	Dai-ichi Life Holdings Inc	3,597,257
8,500	Daito Trust Construction Co Ltd	950,254
199,500	Daiwa Securities Group Inc	1,316,447
104,175	Danske Bank A/S	2,953,640
287,233	DBS Group Holdings Ltd	9,204,515
272,482	Deutsche Bank AG	4,702,198
27,539	Deutsche Boerse AG	6,343,788
133,572	DNB Bank ASA	2,666,689
51,841	EQT AB	1,433,084
50,272	Erste Group Bank AG	3,111,644
7,045	Eurazeo SE	525,481
11,424	Euronext NV(c)	1,281,626
14,029	EXOR NV	1,286,121
95,402	Fastighets AB Balder Class B(a)(b)	663,974
94,611	FinecoBank Banca Fineco SpA(b)	1,651,223
8,100	Futu Holdings Ltd ADR	647,919
7,059	Gecina SA REIT	661,324

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Financial — (continued)
133,697	Generali	$ 3,782,545
34,506	Gjensidige Forsikring ASA(a)	609,282
251,320	Goodman Group REIT	5,524,504
263,260	GPT Group REIT	709,192
13,148	Groupe Bruxelles Lambert NV(a)	899,006
117,700	Hang Seng Bank Ltd	1,441,689
9,087	Hannover Rueck SE	2,275,563
57,086	Hargreaves Lansdown PLC	782,984
5,430	Helvetia Holding AG	895,595
242,830	Henderson Land Development Co Ltd	736,128
177,912	Hong Kong Exchanges & Clearing Ltd	6,659,024
182,500	Hongkong Land Holdings Ltd	812,652
2,651,057	HSBC Holdings PLC	26,038,150
63,900	Hulic Co Ltd(b)	555,021
19,677	Industrivarden AB Class A	621,973
23,521	Industrivarden AB Class C	742,923
129,520	Infratil Ltd(b)	912,951
484,237	ING Groep NV	7,588,769
361,678	Insurance Australia Group Ltd	1,891,657
2,117,977	Intesa Sanpaolo SpA	8,494,828
250,890	Investor AB Class B	6,645,306
167,557	Israel Discount Bank Ltd Class A	1,146,228
143,200	Japan Exchange Group Inc	1,588,865
195,700	Japan Post Bank Co Ltd	1,849,688
287,600	Japan Post Holdings Co Ltd	2,708,544
33,100	Japan Post Insurance Co Ltd	607,983
1,015	Japan Real Estate Investment Corp REIT	696,456
29,839	Julius Baer Group Ltd	1,935,696
32,092	KBC Group NV	2,477,803
30,640	Klepierre SA REIT	882,417
13,069	L E Lundbergforetagen AB Class B	592,183
103,312	Land Securities Group PLC REIT	753,836
10,126	LEG Immobilien SE	858,875
844,126	Legal & General Group PLC	2,422,695
370,044	Link REIT	1,556,224
9,048,429	Lloyds Banking Group PLC	6,177,148
70,345	London Stock Exchange Group PLC	9,925,095
325,926	M&G PLC	806,338
52,339	Macquarie Group Ltd	7,158,037
383,477	Medibank Pvt Ltd	898,830
72,567	Mediobanca Banca di Credito Finanziario SpA(a)	1,059,766
580,633	Mirvac Group REIT	671,505
157,300	Mitsubishi Estate Co Ltd	2,183,599
118,200	Mitsubishi HC Capital Inc	778,966
1,622,800	Mitsubishi UFJ Financial Group Inc	18,945,712
401,100	Mitsui Fudosan Co Ltd	3,207,729
22,093	Mizrahi Tefahot Bank Ltd	956,384
348,310	Mizuho Financial Group Inc	8,503,134
Shares		Fair Value
Financial — (continued)
182,200	MS&AD Insurance Group Holdings Inc	$ 3,935,067
19,582	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,880,453
451,711	National Australia Bank Ltd	10,349,746
1,027,990	NatWest Group PLC	5,150,212
1,070	Nippon Building Fund Inc REIT(b)	832,362
40,154	NN Group NV	1,751,062
434,800	Nomura Holdings Inc	2,522,639
455,971	Nordea Bank Abp	4,974,991
163,600	ORIX Corp	3,514,765
487,585	Oversea-Chinese Banking Corp Ltd	5,954,913
3,378	Partners Group Holding AG	4,588,315
114,527	Phoenix Group Holdings PLC	729,072
387,745	Prudential PLC	3,076,173
217,297	QBE Insurance Group Ltd	2,580,590
7,397	REA Group Ltd(b)	1,064,159
315,400	Resona Holdings Inc	2,273,649
29,400	Sagax AB Class B	603,353
70,879	Sampo OYJ Class A	2,895,052
43,940	SBI Holdings Inc	1,103,600
780,936	Scentre Group REIT	1,653,123
88,748	Schroders PLC	358,507
185,478	Segro PLC REIT	1,626,368
51,200	Shizuoka Financial Group Inc	415,238
117,100	Singapore Exchange Ltd	1,091,561
643,178	Sino Land Co Ltd	648,994
231,116	Skandinaviska Enskilda Banken AB Class A	3,167,235
102,438	Societe Generale SA	2,874,977
2,605	Sofina SA	588,025
125,450	Sompo Holdings Inc	3,250,442
309,221	Standard Chartered PLC	3,806,094
327,261	Stockland REIT	970,672
546,000	Sumitomo Mitsui Financial Group Inc	13,104,133
98,672	Sumitomo Mitsui Trust Holdings Inc	2,304,932
43,400	Sumitomo Realty & Development Co Ltd	1,349,688
200,000	Sun Hung Kai Properties Ltd	1,903,068
194,510	Suncorp Group Ltd	2,285,263
202,428	Svenska Handelsbanken AB Class A	2,090,079
121,782	Swedbank AB Class A	2,404,702
46,000	Swire Pacific Ltd Class A	416,005
4,312	Swiss Life Holding AG	3,329,156
10,294	Swiss Prime Site AG	1,121,991
44,644	Swiss Re AG	6,465,994
66,600	T&D Holdings Inc	1,219,030
9,781	Talanx AG	831,890
274,800	Tokio Marine Holdings Inc	9,862,058
46,396	Tryg A/S	978,692
479,381	UBS Group AG	14,677,088
17,691	Unibail-Rodamco-Westfield REIT	1,332,393

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Financial — (continued)
217,174	UniCredit SpA	$ 8,697,470
54,715	Unipol Assicurazioni SpA	683,309
181,406	United Overseas Bank Ltd	4,817,395
577,875	Vicinity Ltd REIT	748,943
105,708	Vonovia SE	3,218,059
25,497	Warehouses De Pauw CVA REIT	501,226
35,052	Washington H Soul Pattinson & Co Ltd(b)	740,931
507,122	Westpac Banking Corp	10,122,654
191,000	Wharf Holdings Ltd	535,922
262,300	Wharf Real Estate Investment Co Ltd	667,166
21,282	Zurich Insurance Group AG	12,657,802
		554,209,214
Industrial — 14.10%
231,351	ABB Ltd	12,492,610
4,295	Acciona SA	483,322
24,169	ACS Actividades de Construccion y Servicios SA(a)	1,211,172
10,399	Aena SME SA(c)	2,122,415
4,717	Aeroports de Paris SA	546,163
29,400	AGC Inc(b)	858,802
86,637	Airbus SE	13,873,280
41,542	Alfa Laval AB	1,738,744
49,297	Alstom SA	1,099,969
450	AP Moller - Maersk A/S Class A	723,991
647	AP Moller - Maersk A/S Class B	1,076,453
151,472	Assa Abloy AB Class B	4,473,923
398,401	Atlas Copco AB Class A	6,080,259
222,031	Atlas Copco AB Class B	2,999,863
220,845	Auckland International Airport Ltd	1,074,996
443,930	BAE Systems PLC	6,365,496
56,027	Beijer Ref AB	826,850
25,707	Bouygues SA	761,200
35,500	Brother Industries Ltd	600,519
74,318	Cellnex Telecom SA(c)	2,347,451
113,400	Central Japan Railway Co	2,128,015
65,047	Cie de Saint-Gobain SA(a)	5,780,191
97,000	CK Infrastructure Holdings Ltd	720,074
42,400	Daifuku Co Ltd	871,105
37,600	Daikin Industries Ltd	4,387,203
3,370	Dassault Aviation SA	688,612
148,237	Deutsche Post AG	5,233,125
29,285	DSV A/S	6,236,701
132,800	East Japan Railway Co	2,352,008
9,921	Eiffage SA	869,987
4,009	Elbit Systems Ltd	1,051,220
105,840	Epiroc AB Class A	1,844,539
53,368	Epiroc AB Class B	832,603
141,200	FANUC Corp	3,688,562
72,968	Ferrovial SE	3,062,802
21,300	Fuji Electric Co Ltd	1,138,734
Shares		Fair Value
Industrial — (continued)
36,400	Fujikura Ltd	$ 1,486,059
21,135	GEA Group AG	1,049,845
5,047	Geberit AG	2,862,276
49,166	Getlink SE	783,987
56,378	Halma PLC	1,890,710
31,700	Hankyu Hanshin Holdings Inc	826,244
19,801	Heidelberg Materials AG	2,446,676
296,864	Hexagon AB Class B	2,834,291
11,600	Hitachi Construction Machinery Co Ltd	257,093
678,200	Hitachi Ltd	16,609,158
75,231	Holcim AG	7,243,614
50,300	Hoya Corp	6,242,547
37,290	Indutrade AB	934,372
57,078	Infrastrutture Wireless Italiane SpA(c)	579,812
38,481	InPost SA(a)	656,954
23,025	Investment AB Latour Class B	574,328
60,279	James Hardie Industries PLC(a)	1,857,845
55,300	Kajima Corp	1,001,752
61,000	Kawasaki Kisen Kaisha Ltd	867,835
195,400	Keppel Ltd(b)	978,986
28,460	Keyence Corp	11,568,184
21,344	Kingspan Group PLC	1,551,657
10,450	Knorr-Bremse AG	758,477
128,300	Komatsu Ltd	3,495,195
49,306	Kone OYJ Class B	2,403,675
11,927	Kongsberg Gruppen ASA	1,341,868
135,400	Kubota Corp(b)	1,568,577
7,416	Kuehne + Nagel International AG	1,701,554
191,900	Kyocera Corp	1,902,061
39,050	Legrand SA	3,798,450
62,765	Leonardo SpA	1,688,619
38,700	Makita Corp	1,176,828
209,087	Melrose Industries PLC	1,444,342
86,540	Metso OYJ	805,650
49,300	MINEBEA MITSUMI Inc	789,693
273,600	Mitsubishi Electric Corp	4,619,942
461,500	Mitsubishi Heavy Industries Ltd	6,435,134
51,000	Mitsui OSK Lines Ltd(b)	1,774,715
222,702	MTR Corp Ltd	773,634
8,149	MTU Aero Engines AG(a)	2,721,735
239,000	Murata Manufacturing Co Ltd	3,791,694
204,720	Nibe Industrier AB Class B	800,039
118,800	Nidec Corp	2,133,844
66,200	Nippon Yusen KK(b)	2,203,368
86,400	Obayashi Corp	1,137,649
24,100	Omron Corp	811,472
65,509	Orica Ltd	671,562
56,701	Poste Italiane SpA(c)	801,927
42,685	Prysmian SpA	2,731,688
6,196	Rheinmetall AG	3,958,677
1,533	ROCKWOOL A/S Class B	545,497
1,248,621	Rolls-Royce Holdings PLC(a)	8,851,302

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Industrial — (continued)
42,524	Saab AB Class B	$ 898,416
52,825	Safran SA	11,574,369
157,331	Sandvik AB	2,821,163
9,398	Schindler Holding AG	2,584,984
79,720	Schneider Electric SE	19,846,793
10,500	SCREEN Holdings Co Ltd	619,892
34,800	SG Holdings Co Ltd	332,657
31,600	Shimadzu Corp	884,432
111,388	Siemens AG	21,720,092
95,450	Siemens Energy AG(a)	5,065,691
41,728	SIG Group AG	825,085
22,116	Sika AG	5,277,035
240,600	Singapore Technologies Engineering Ltd	820,964
227,000	SITC International Holdings Co Ltd	601,943
48,882	Skanska AB Class B	1,027,860
57,988	SKF AB Class B	1,088,406
8,200	SMC Corp	3,184,238
45,926	Smiths Group PLC	984,101
9,874	Spirax Group PLC	844,013
76,428	Stora Enso OYJ Class R	769,174
97,240	Svenska Cellulosa AB SCA Class B	1,233,352
24,200	Taisei Corp	1,013,951
288,200	TDK Corp	3,711,610
194,500	Techtronic Industries Co Ltd	2,556,887
61,340	Tenaris SA	1,158,005
12,806	Thales SA	1,838,884
69,700	Tokyu Corp	742,781
20,600	TOTO Ltd	493,501
32,850	Trelleborg AB Class B	1,124,147
3,776	VAT Group AG(c)	1,427,758
73,137	Vinci SA	7,529,944
72,945	Wartsila OYJ Abp	1,292,783
57,400	West Japan Railway Co	1,016,662
358,600	Yangzijiang Shipbuilding Holdings Ltd	783,843
32,200	Yaskawa Electric Corp	821,751
33,600	Yokogawa Electric Corp	714,650
		344,617,869
Technology — 6.89%
113,600	Advantest Corp	6,459,165
6,664	ASM International NV	3,853,031
58,368	ASML Holding NV	40,883,003
11,231	BE Semiconductor Industries NV	1,539,415
14,473	Bechtle AG	464,181
137,100	Canon Inc(b)	4,453,236
48,300	Capcom Co Ltd	1,050,696
23,387	Capgemini SE	3,819,748
12,357	Check Point Software Technologies Ltd(a)	2,307,052
6,000	CyberArk Software Ltd(a)	1,998,900
95,824	Dassault Systemes SE	3,315,890
13,600	Disco Corp	3,607,773
240,300	Fujitsu Ltd	4,221,249
Shares		Fair Value
Technology — (continued)
15,204	Global-e Online Ltd(a)	$ 829,074
190,928	Infineon Technologies AG	6,232,229
20,100	Kokusai Electric Corp	263,388
13,900	Konami Group Corp	1,300,627
11,100	Lasertec Corp(b)	1,040,570
22,769	Logitech International SA	1,879,494
5,498	Monday.com Ltd(a)	1,294,449
34,400	NEC Corp	2,943,852
8,357	Nemetschek SE	811,817
48,200	Nexon Co Ltd(b)	716,993
9,070	Nice Ltd(a)	1,540,299
57,369	Nomura Research Institute Ltd	1,684,444
95,100	NTT Data Group Corp	1,808,314
44,500	Obic Co Ltd	1,324,247
6,600	Oracle Corp Japan	631,663
34,200	Otsuka Corp(b)	782,146
9,074	Pro Medicus Ltd	1,401,683
253,500	Renesas Electronics Corp	3,208,049
83,800	Ricoh Co Ltd	951,688
139,804	Sage Group PLC	2,220,389
152,599	SAP SE	37,535,459
28,100	SCSK Corp	588,130
44,400	Seiko Epson Corp	801,110
102,026	STMicroelectronics NV	2,555,433
8,564	Teleperformance SE	734,562
6,713	Temenos AG	474,343
32,500	TIS Inc	767,654
65,600	Tokyo Electron Ltd	9,860,952
26,455	WiseTech Global Ltd	1,974,948
20,759	Xero Ltd(a)	2,160,244
		168,291,589
Utilities — 2.95%
3,443	BKW AG	570,437
717,873	Centrica PLC	1,197,227
102,200	Chubu Electric Power Co Inc	1,072,185
226,500	CLP Holdings Ltd	1,899,721
321,170	E.ON SE	3,741,009
47,608	EDP Renovaveis SA	494,477
440,709	EDP SA	1,409,838
5,339	Elia Group SA	410,798
44,037	Endesa SA	946,984
1,173,531	Enel SpA	8,374,534
272,015	Engie SA	4,314,002
61,303	Fortum OYJ	858,213
1,725,229	Hong Kong & China Gas Co Ltd	1,374,640
889,174	Iberdrola SA(a)	12,253,005
132,700	Kansai Electric Power Co Inc	1,470,830
78,004	Mercury NZ Ltd(b)	255,236
190,448	Meridian Energy Ltd	629,744
710,508	National Grid PLC	8,439,194
252,884	Origin Energy Ltd	1,703,445
26,729	Orsted A/S(c)	1,206,915
49,300	Osaka Gas Co Ltd	1,078,270
183,500	Power Assets Holdings Ltd	1,277,963
54,094	Redeia Corp SA	923,726

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Utilities — (continued)
90,716	RWE AG	$ 2,704,330
99,300	Sembcorp Industries Ltd	401,716
42,039	Severn Trent PLC	1,317,493
309,372	Snam SpA	1,371,371
162,955	SSE PLC	3,265,315
207,303	Terna - Rete Elettrica Nazionale	1,638,073
194,500	Tokyo Electric Power Co Holdings Inc(a)	581,383
106,788	United Utilities Group PLC	1,404,096
99,667	Veolia Environnement SA	2,796,413
10,010	Verbund AG(b)	725,821
		72,108,404
TOTAL COMMON STOCK — 95.49% (Cost $2,118,939,167)		$2,333,160,384
PREFERRED STOCK
Consumer, Cyclical — 0.22%
7,888	Bayerische Motoren Werke AG	590,930
17,842	Dr Ing hc F Porsche AG	1,081,214
20,777	Porsche Automobil Holding SE	782,889
31,675	Volkswagen AG	2,922,502
		5,377,535
Consumer, Non-Cyclical — 0.09%
25,910	Henkel AG & Co KGaA	2,273,254
Industrial — 0.03%
3,372	Sartorius AG	749,373
TOTAL PREFERRED STOCK — 0.34% (Cost $11,602,459)		$8,400,162
RIGHTS
Consumer, Non-Cyclical — 0.00%(e)
237,466	RELX PLC(a)(d)	25
Shares		Fair Value
Industrial — 0.00%(e)
13,981	ACS Actividades de Construccion y Servicios SA(a)(d)	$ 18,101
TOTAL RIGHTS — 0.00%(e) (Cost $20,502)		$18,126
GOVERNMENT MONEY MARKET MUTUAL FUNDS
55,454,697	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(f), 4.43%(g)	55,454,697
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 2.27% (Cost $55,454,697)		$55,454,697
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 1.51%
$37,068,000	U.S. Treasury Bills(h) 4.29%, 02/13/2025	36,879,168
TOTAL SHORT TERM INVESTMENTS — 1.51% (Cost $36,879,168)		$36,879,168
TOTAL INVESTMENTS — 99.61% (Cost $2,222,895,993)		$2,433,912,537
OTHER ASSETS & LIABILITIES, NET — 0.39%		$9,413,706
TOTAL NET ASSETS — 100.00%		$2,443,326,243

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of December 31, 2024.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2024, the aggregate fair value of 144A securities was $26,365,059, representing 1.08% of net assets.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Represents less than 0.005% of net assets.
(f)	Collateral received for securities on loan.
(g)	Rate shown is the 7-day yield as of December 31, 2024.
(h)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2024
As of December 31, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized (Depreciation)
Long
MSCI EAFE Index Futures	910	USD	103,171	Mar 2025	$(1,237,671)
				Net Depreciation	$(1,237,671)
As of December 31, 2024 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CGM	USD	15,959	GBP	12,578	01/03/2025	$213
CGM	USD	12,281	GBP	9,711	01/08/2025	124
CGM	USD	121,681	GBP	95,970	01/10/2025	1,539
CGM	USD	19,639	GBP	15,529	01/13/2025	198
CGM	USD	138,472	GBP	109,521	01/14/2025	1,367
CGM	USD	224,796	GBP	177,163	01/31/2025	3,022
MEL	USD	96,895	AUD	155,809	02/25/2025	436
MEL	USD	13,811	AUD	22,209	02/27/2025	62
MEL	USD	30,538	AUD	49,105	02/28/2025	137
MEL	USD	31,215	AUD	50,193	03/14/2025	140
MEL	USD	4,335,983	CHF	3,677,000	01/10/2025	279,460
MEL	USD	2,571,367	EUR	2,333,000	01/10/2025	153,582
MEL	USD	74,976	EUR	70,978	02/07/2025	1,324
MEL	USD	11,967	GBP	9,424	01/03/2025	170
MEL	USD	112,764	GBP	88,802	01/09/2025	1,596
MEL	USD	29,714	GBP	23,729	02/05/2025	10
MEL	USD	3,220	JPY	488,750	01/15/2025	108
MEL	USD	5,518	JPY	864,960	03/03/2025	(19)
MEL	USD	12,107	JPY	1,896,775	03/07/2025	(42)
MEL	USD	6,818	JPY	1,067,770	03/10/2025	(24)
MEL	USD	25,124	JPY	3,931,781	03/17/2025	(89)
MEL	USD	22,312	JPY	3,488,485	03/25/2025	(80)
MEL	USD	151,768	JPY	23,726,220	03/26/2025	(545)
MEL	USD	127,006	JPY	19,850,645	03/28/2025	(458)
MEL	USD	58,353	JPY	9,117,270	03/31/2025	(212)
MEL	USD	154,115	JPY	24,075,612	04/01/2025	(551)
					Net Appreciation	$441,468
Abbreviations
CGM	Citigroup Global Markets
MEL	Mellon Capital
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
JPY	Japanese Yen
USD	U.S. Dollar
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2024
Summary of Investments by Country as of December 31, 2024.
Country	Fair Value	Percentage of Fund Investments
Japan	$539,067,913	22.15%
United Kingdom	333,426,346	13.70
France	254,353,379	10.45
Switzerland	237,062,475	9.74
Germany	216,345,553	8.89
Australia	168,895,014	6.94
Netherlands	114,061,594	4.69
United States	92,333,865	3.79
Sweden	83,613,217	3.43
Denmark	67,876,849	2.79
Spain	62,065,835	2.55
Italy	60,782,222	2.50
Hong Kong	48,565,813	1.99
Singapore	38,238,429	1.57
Finland	22,793,108	0.94
Israel	22,416,004	0.92
Belgium	18,047,689	0.74
Ireland	17,588,165	0.72
Norway	13,828,124	0.57
New Zealand	6,867,269	0.28
Austria	4,611,936	0.19
Luxembourg	4,402,055	0.18
Portugal	3,207,506	0.13
Chile	1,133,751	0.05
Macau	887,179	0.04
China	783,843	0.03
Poland	656,954	0.03
United Arab Emirates	450	0.00
Total	$2,433,912,537	100.00%
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
COMMON STOCK
Basic Materials — 6.43%
78,809	Agnico Eagle Mines Ltd(a)	$ 6,165,674
49,200	Anglo American PLC	1,454,389
165,900	BlueScope Steel Ltd	1,918,319
42,600	Boliden AB	1,198,547
42,285	Croda International PLC	1,788,002
155,252	Franco-Nevada Corp	18,244,230
1,624,400	Glencore PLC	7,153,097
242,600	ICL Group Ltd	1,198,164
75,800	Kaneka Corp(a)	1,798,026
1,035,500	Kingboard Holdings Ltd	2,479,233
347,200	Mitsubishi Chemical Group Corp	1,753,578
178,300	Mitsubishi Gas Chemical Co Inc	3,162,601
75,100	Mitsui Chemicals Inc	1,639,390
95,400	Nippon Soda Co Ltd	1,755,109
209,700	Nitto Denko Corp	3,505,936
32,324	Novonesis / Novozymes Class B	1,831,692
759,000	Perseus Mining Ltd	1,202,159
96,100	Rio Tinto Ltd	6,968,490
46,065	Symrise AG	4,913,880
150,100	Tokuyama Corp	2,489,284
128,613	Wheaton Precious Metals Corp	7,239,263
58,600	Yara International ASA	1,551,249
		81,410,312
Communications — 2.06%
1,430,200	Airtel Africa PLC(b)	2,024,138
2,511,000	BT Group PLC	4,524,446
371,300	M3 Inc	3,217,260
1,726,600	Nippon Telegraph & Telephone Corp	1,724,638
795,200	Nokia OYJ	3,517,505
116,065	Ocado Group PLC(a)(c)	437,908
192,200	Orange SA(c)	1,917,740
224,800	ProSiebenSat.1 Media SE(a)	1,158,018
19,200	Prosus NV	762,718
395,700	Telefonaktiebolaget LM Ericsson Class B	3,204,558
60,900	Telefonica SA(a)(c)	248,526
298,600	Television Francaise 1 SA	2,256,096
65,500	United Internet AG	1,064,788
		26,058,339
Consumer, Cyclical — 11.04%
123,897	Amadeus IT Group SA	8,745,181
121,685	Associated British Foods PLC	3,102,453
7,000	Avolta AG	281,007
68,500	Bayerische Motoren Werke AG	5,602,616
241,200	Betsson AB Class B	3,130,585
20,084	Cie Financiere Richemont SA	3,038,191
Shares		Fair Value
Consumer, Cyclical — (continued)
90,400	Cie Generale des Etablissements Michelin SCA	$ 2,974,656
360,400	Citizen Watch Co Ltd	2,117,546
95,500	Daimler Truck Holding AG	3,657,853
74,800	Daiwa House Industry Co Ltd	2,296,448
111,800	Daiwabo Holdings Co Ltd	2,171,125
364,500	Harvey Norman Holdings Ltd	1,050,969
495,900	Honda Motor Co Ltd	4,721,369
4,500	HUGO BOSS AG	206,785
440,100	International Consolidated Airlines Group SA	1,371,362
227,300	Isuzu Motors Ltd	3,092,050
17,600	ITOCHU Corp	865,469
158,700	Iveco Group NV	1,536,060
185,000	Jardine Cycle & Carriage Ltd(a)	3,838,462
1,259,700	Kingfisher PLC	3,914,007
73,400	Kohnan Shoji Co Ltd	1,667,569
3,699	LVMH Moet Hennessy Louis Vuitton SE	2,433,179
168,700	Marubeni Corp	2,531,947
93,100	Mercedes-Benz Group AG	5,190,496
84,000	Mitsui & Co Ltd	1,742,087
38,600	Mitsui-Soko Holdings Co Ltd	1,812,825
140,500	NGK Insulators Ltd	1,774,008
181,700	Okamura Corp	2,360,699
415,400	Pets at Home Group PLC	1,068,155
603,400	Pirelli & C SpA(b)	3,422,638
700,800	Qantas Airways Ltd(c)	3,879,576
142,200	Rexel SA	3,621,768
9,200	Ryanair Holdings PLC	181,240
129,181	Ryanair Holdings PLC Sponsored ADR	5,631,000
232,600	Sankyo Co Ltd	3,131,609
423,994	Schaeffler AG(c)	1,862,844
124,400	Sojitz Corp	2,535,254
166,012	Stellantis NV	2,163,095
158,100	Subaru Corp	2,809,171
119,900	Sumitomo Corp	2,594,776
76,900	Sumitomo Forestry Co Ltd(a)	2,560,045
202,900	Super Retail Group Ltd	1,900,483
14,500	Swatch Group AG	2,635,533
112,500	Tokmanni Group Corp(a)	1,411,217
153,500	Toyota Boshoku Corp	1,986,447
30,400	Toyota Motor Corp	593,567
42,500	Traton SE	1,223,816
312,100	Volvo AB Class B	7,584,710
303,600	Yamaha Motor Co Ltd(a)	2,674,929
108,600	Yokohama Rubber Co Ltd(a)	2,323,908
844,000	Yue Yuen Industrial Holdings Ltd	1,880,101
86,060	Zalando SE(b)(c)	2,878,990
		139,781,876
Consumer, Non-Cyclical — 20.92%
27,800	Adecco Group AG	686,736
70,770	Agilent Technologies Inc	9,507,242

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
52,700	Arcs Co Ltd	$ 866,981
70,700	Bayer AG	1,412,231
37,392	Beiersdorf AG	4,803,567
93,700	British American Tobacco PLC	3,379,948
67,683	Bruker Corp	3,967,578
14,020	Carlsberg AS Class B	1,346,519
212,700	Carrefour SA	3,027,323
174	Chocoladefabriken Lindt & Spruengli AG	1,930,153
357,000	CK Hutchison Holdings Ltd	1,897,971
135,400	Coca-Cola HBC AG	4,622,119
10,600	Colruyt Group NV	397,916
324,693	Diageo PLC	10,315,953
318,400	Elders Ltd(a)	1,408,130
43,462	EssilorLuxottica SA	10,601,687
212,717	Experian PLC	9,139,851
91,800	Ezaki Glico Co Ltd(a)	2,734,229
42,800	Fresenius SE & Co KGaA	1,485,631
524,100	GSK PLC	8,836,812
2,547,842	Haleon PLC	12,010,221
206,700	Imperial Brands PLC	6,607,408
1,028,800	Inghams Group Ltd(a)	2,022,644
87,626	Intertek Group PLC	5,174,712
21,100	Ipsen SA	2,418,501
57,160	Itoham Yonekyu Holdings Inc	1,432,890
634,700	J Sainsbury PLC	2,167,258
297,956	Kenvue Inc	6,361,361
193,700	Koninklijke Ahold Delhaize NV	6,318,289
14,600	Kose Corp(a)	664,195
66,300	Lion Corp(a)	742,659
103,300	Megmilk Snow Brand Co Ltd	1,809,016
533,700	Metcash Ltd	1,022,041
87,100	Mowi ASA	1,492,743
80,400	Nippon Shinyaku Co Ltd	2,031,465
154,380	Novartis AG	15,030,020
241,500	Olympus Corp	3,605,655
218,400	Ono Pharmaceutical Co Ltd	2,273,869
69,255	Pernod Ricard SA	7,824,916
54,854	Reckitt Benckiser Group PLC	3,319,651
72,827	Roche Holding AG	20,362,921
315,600	Rohto Pharmaceutical Co Ltd	5,749,680
43,880	Sandoz Group AG	1,798,756
65,700	Sanofi SA	6,386,754
159,100	Santen Pharmaceutical Co Ltd	1,629,034
124,000	Scandinavian Tobacco Group A/S(b)	1,641,460
225,300	Securitas AB Class B(a)	2,785,598
50,595	SGS SA	5,075,562
241,100	Shionogi & Co Ltd	3,381,468
474,040	Smith & Nephew PLC	5,869,261
27,900	Societe BIC SA	1,843,835
1,981,700	Sonae SGPS SA(c)	1,876,210
92,100	Suedzucker AG(a)	990,271
1,283,400	Tesco PLC	5,901,177
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
144,700	Teva Pharmaceutical Industries Ltd(c)	$ 3,202,071
136,700	Toyo Suisan Kaisha Ltd	9,270,080
2,244,000	United Laboratories International Holdings Ltd	3,550,158
8,529	Waters Corp(c)	3,164,088
5,235,500	WH Group Ltd(b)	4,034,659
58,014	Wolters Kluwer NV	9,569,094
		264,780,228
Energy — 5.41%
249,075	Aker BP ASA(a)	4,896,439
715,500	BP PLC	3,536,227
173,600	Eni SpA	2,374,562
198,302	Galp Energia SGPS SA	3,286,795
692,100	New Hope Corp Ltd(a)	2,123,733
45,500	OMV AG	1,764,569
252,266	Petroleo Brasileiro SA Sponsored ADR(a)	2,986,829
357,500	Repsol SA	4,350,051
331,600	Shell PLC	10,334,163
441,544	TotalEnergies SE	24,600,589
530,085	Woodside Energy Group Ltd(a)	8,208,330
		68,462,287
Financial — 24.12%
91,000	3i Group PLC	4,049,548
220,600	ABN AMRO Bank NV(b)	3,404,209
457,600	Aegon Ltd(a)	2,723,047
2,514,653	AIB Group PLC	13,905,800
10,500	Allianz SE	3,227,315
134,826	ANZ Group Holdings Ltd	2,375,607
41,800	ASR Nederland NV	1,988,090
359,400	Aviva PLC	2,106,022
140,600	AXA SA	5,003,908
382,100	Banco Bilbao Vizcaya Argentaria SA	3,738,637
2,572,822	Banco de Sabadell SA	4,999,703
893,000	Banco Santander SA	4,131,246
236,442	Bank Leumi Le-Israel BM	2,813,028
1,131,862	Bank of Ireland Group PLC	10,321,963
981,700	Barclays PLC	3,283,352
53,400	BAWAG Group AG(b)	4,498,168
76,200	BNP Paribas SA	4,678,442
2,352,067	CaixaBank SA	12,769,788
615,800	Chiba Bank Ltd	4,746,470
41,100	Commerzbank AG	674,964
191,600	Credit Agricole SA	2,636,328
170,500	Danske Bank A/S	4,834,131
94,270	DBS Group Holdings Ltd	3,020,926
350,900	Deutsche Bank AG	6,055,451
64,763	Deutsche Boerse AG	14,918,577
113,800	DNB Bank ASA	2,271,952
82,400	Eurocommercial Properties NV REIT	1,892,894
74,623	Euronext NV(b)	8,371,741
443,600	Gunma Bank Ltd	2,983,794

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Financial — (continued)
1,040,900	Helia Group Ltd	$ 2,874,665
240,319	Hiscox Ltd	3,249,457
219,900	ING Groep NV	3,446,185
486,800	Japan Post Holdings Co Ltd	4,584,559
98,908	Julius Baer Group Ltd	6,416,296
11,609,685	Lloyds Banking Group PLC	7,925,657
75,910	London Stock Exchange Group PLC	10,710,270
406,780	Mebuki Financial Group Inc	1,647,965
155,300	Mediobanca Banca di Credito Finanziario SpA(c)	2,267,997
301,900	Mitsubishi HC Capital Inc	1,989,592
177,100	Mitsubishi UFJ Financial Group Inc	2,067,590
153,100	Mizuho Financial Group Inc	3,737,560
4,460	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,250,374
401,504	National Bank of Greece SA	3,178,883
4,775,488	NatWest Group PLC	23,925,112
77,200	NN Group NV	3,366,585
473,800	Nomura Holdings Inc	2,748,911
244,400	Nordea Bank Abp	2,666,590
200,700	ORIX Corp	4,311,817
373,500	QBE Insurance Group Ltd	4,435,636
1,857,500	Resona Holdings Inc	13,390,308
14,480	Samsung Fire & Marine Insurance Co Ltd	3,505,550
110,700	Societe Generale SA	3,106,855
207,100	Stockland REIT	614,269
110,100	Sumitomo Mitsui Financial Group Inc	2,642,427
164,000	Swedbank AB Class A	3,238,337
54,800	Swiss Re AG	7,936,934
68,700	Sydbank AS	3,626,236
519,717	UBS Group AG	15,912,045
139,800	United Overseas Bank Ltd	3,712,511
23,770	Willis Towers Watson PLC	7,445,715
		305,357,989
Industrial — 16.56%
12,800	AGC Inc(a)	373,900
235,800	Alps Alpine Co Ltd	2,385,002
217,000	Amada Co Ltd	2,109,781
30,400	ANDRITZ AG(c)	1,543,041
112,400	BAE Systems PLC	1,611,699
54,300	Bekaert SA	1,881,979
104,400	Bouygues SA	3,091,348
221,900	bpost SA	452,814
162,500	Brother Industries Ltd	2,748,855
3,594	Bucher Industries AG	1,293,140
38,300	Cargotec OYJ Class B	2,026,501
166,468	Cie de Saint-Gobain SA	14,792,640
121,324	CRH PLC	11,224,896
48,600	D/S Norden A/S	1,443,491
76,200	Deutsche Post AG	2,690,044
25,700	Dfds A/S	478,133
239,101	Epiroc AB Class A	4,166,960
Shares		Fair Value
Industrial — (continued)
915,400	Firstgroup PLC	$ 1,840,449
101,651	GEA Group AG	5,049,341
51,000	Heidelberg Materials AG	6,301,727
38,179	Hirose Electric Co Ltd	4,462,543
81,380	Holcim AG	7,835,671
111,300	Hosiden Corp	1,626,370
400,964	IMI PLC	9,101,595
38,300	Kalmar OYJ Class B(c)	1,263,354
97,100	Kamigumi Co Ltd	2,106,397
57,786	Knorr-Bremse AG	4,194,196
149,800	Komatsu Ltd	4,080,906
820	Krones AG	101,642
161,618	Legrand SA	15,720,819
96,100	Leonardo SpA	2,585,459
85,700	Logista Integral SA(c)	2,593,260
119,700	Macnica Holdings Inc	1,379,856
685,600	Mitsubishi Electric Corp	11,576,872
68,400	Nippon Yusen KK	2,276,592
227,900	QinetiQ Group PLC	1,180,665
266,700	Rengo Co Ltd	1,478,111
4,000	ROCKWOOL A/S Class B	1,423,346
32,200	Sankyu Inc(a)	1,112,060
14,812	Schindler Holding AG	4,092,315
77,512	Schneider Electric SE	19,297,097
4,200	SCREEN Holdings Co Ltd	247,957
37,200	Seino Holdings Co Ltd	560,153
296,400	Shimadzu Corp	8,295,745
92,300	Signify NV(b)	2,061,312
16,440	Sika AG	3,922,701
148,300	SKF AB Class B	2,783,518
32,544	Spirax Group PLC	2,781,805
82,200	Sumitomo Heavy Industries Ltd(a)	1,677,899
240,699	Svenska Cellulosa AB SCA Class B	3,052,926
99,100	Taisei Corp	4,152,171
41,500	Takeuchi Manufacturing Co Ltd	1,300,367
156,442	Tenaris SA	2,953,384
46,900	TKH Group NV(a)	1,618,722
205,600	Tsubakimoto Chain Co	2,528,933
62,900	Verallia SA(b)	1,579,719
83,400	Wienerberger AG	2,311,390
34,300	Yokogawa Electric Corp	729,538
		209,553,107
Technology — 8.37%
30,496	Analog Devices Inc	6,479,180
6,177	ASML Holding NV	4,326,588
26,808	Cadence Design Systems Inc(c)	8,054,732
79,900	Canon Inc(a)	2,595,285
45,358	Capgemini SE	7,408,224
88,200	Computacenter PLC	2,343,049
132,809	Dassault Systemes SE	4,595,718
153,100	Ferrotec Holdings Corp	2,476,185
180,100	Indra Sistemas SA	3,181,721
54,800	Infineon Technologies AG	1,788,769

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Technology — (continued)
22,292	Nice Ltd Sponsored ADR(c)	$ 3,786,073
149,471	Nomura Research Institute Ltd	4,388,703
2,174,000	PAX Global Technology Ltd	1,503,142
270,762	Samsung Electronics Co Ltd	9,662,638
57,998	SAP SE	14,266,028
158,300	Seiko Epson Corp	2,856,210
99,700	STMicroelectronics NV	2,497,174
120,060	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	23,710,650
		105,920,069
Utilities — 1.32%
1,886,800	A2A SpA	4,189,332
470,100	AGL Energy Ltd	3,278,048
421,000	Drax Group PLC	3,407,378
8,209	Endesa SA	176,529
392,500	Enel SpA	2,800,952
182,800	Engie SA	2,899,104
		16,751,343
TOTAL COMMON STOCK — 96.23% (Cost $1,112,820,766)		$1,218,075,550
Shares		Fair Value
PREFERRED STOCK
Consumer, Cyclical — 0.21%
28,400	Volkswagen AG	$ 2,620,333
TOTAL PREFERRED STOCK — 0.21% (Cost $5,694,810)		$2,620,333
GOVERNMENT MONEY MARKET MUTUAL FUNDS
37,046,316	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(d), 4.43%(e)	37,046,316
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 2.93% (Cost $37,046,316)		$37,046,316
TOTAL INVESTMENTS — 99.37% (Cost $1,155,561,892)		$1,257,742,199
OTHER ASSETS & LIABILITIES, NET — 0.63%		$8,022,526
TOTAL NET ASSETS — 100.00%		$1,265,764,725

(a)	All or a portion of the security is on loan as of December 31, 2024.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2024, the aggregate fair value of 144A securities was $33,917,034, representing 2.68% of net assets.
(c)	Non-income producing security.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of December 31, 2024.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of December 31, 2024
Summary of Investments by Country as of December 31, 2024.
Country	Fair Value	Percentage of Fund Investments
Japan	$219,977,280	17.49%
United Kingdom	178,849,970	14.22
France	154,717,247	12.30
Switzerland	112,520,370	8.95
Germany	100,590,546	8.00
United States	85,805,392	6.82
Netherlands	52,012,569	4.14
Australia	45,283,098	3.60
Spain	44,934,640	3.57
Ireland	39,179,853	3.11
Canada	31,649,166	2.52
Sweden	31,145,740	2.48
Taiwan	23,710,650	1.89
Italy	19,176,999	1.52
Denmark	16,625,008	1.32
Hong Kong	15,345,264	1.22
South Korea	13,168,188	1.05
Israel	10,999,336	0.87
Finland	10,885,167	0.87
Singapore	10,571,899	0.84
Norway	10,212,384	0.81
Austria	10,117,167	0.80
Portugal	5,163,004	0.41
Bermuda	3,249,457	0.26
Greece	3,178,883	0.25
Brazil	2,986,829	0.24
Luxembourg	2,953,384	0.23
Belgium	2,732,709	0.22
Total	$1,257,742,199	100.00%
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2024
	Empower Emerging Markets Equity Fund	Empower International Growth Fund	Empower International Index Fund
ASSETS:
Investments in securities, fair value(a)(b)	$1,313,587,128	$519,431,086	$2,433,912,537
Cash	22,753,352	26,457,544	50,138,594
Cash denominated in foreign currencies, fair value(c)	805,294	820,794	4,494,864
Cash pledged on futures contracts	-	-	3,309,794
Dividends receivable	1,990,995	2,090,582	7,648,075
Subscriptions receivable	736,883	23,303	1,579,959
Receivable for investments sold	5,019	-	-
Unrealized appreciation on forward foreign currency contracts	-	-	443,489
Total Assets	1,339,878,671	548,823,309	2,501,527,312
LIABILITIES:
Payable for director fees	8,708	8,708	8,708
Payable for investments purchased	-	2,310,971	-
Payable for other accrued fees	260,502	67,004	188,218
Payable for shareholder services fees	267,726	6,201	521,431
Payable to investment adviser	930,180	378,807	452,013
Payable upon return of securities loaned	10,617,362	5,577,369	55,454,697
Redemptions payable	304,485	1,210	1,469,331
Unrealized depreciation on forward foreign currency contracts	-	-	2,021
Variation margin on futures contracts	-	-	104,650
Total Liabilities	12,388,963	8,350,270	58,201,069
NET ASSETS	$1,327,489,708	$540,473,039	$2,443,326,243
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$14,557,897	$5,834,985	$20,881,197
Paid-in capital in excess of par	1,329,615,855	477,307,686	2,240,274,752
Undistributed/accumulated earnings (deficit)	(16,684,044)	57,330,368	182,170,294
NET ASSETS	$1,327,489,708	$540,473,039	$2,443,326,243
NET ASSETS BY CLASS
Investor Class	$867,933,306	$19,606,171	$1,684,231,269
Institutional Class	$459,556,402	$520,866,868	$759,094,974
CAPITAL STOCK:
Authorized
Investor Class	235,000,000	20,000,000	385,000,000
Institutional Class	230,000,000	250,000,000	350,000,000
Issued and Outstanding
Investor Class	95,758,920	1,518,523	135,361,659
Institutional Class	49,820,049	56,831,331	73,450,306
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$9.06	$12.91	$12.44
Institutional Class	$9.22	$9.17	$10.33
(a) Cost of investments	$1,197,374,589	$458,071,235	$2,222,895,993
(b) Including fair value of securities on loan	$10,198,420	$5,434,002	$51,914,602
(c) Cost of cash denominated in foreign currencies	$795,168	$853,355	$4,595,300
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2024
Empower International Value Fund
ASSETS:
Investments in securities, fair value(a)(b)	$1,257,742,199
Cash	40,167,345
Cash denominated in foreign currencies, fair value(c)	2,016,545
Dividends receivable	5,568,997
Subscriptions receivable	537,314
Receivable for investments sold	1,547,857
Total Assets	1,307,580,257
LIABILITIES:
Payable for director fees	8,708
Payable for investments purchased	2,198,674
Payable for other accrued fees	125,574
Payable for shareholder services fees	66,420
Payable to investment adviser	805,738
Payable upon return of securities loaned	37,046,316
Redemptions payable	1,564,102
Total Liabilities	41,815,532
NET ASSETS	$1,265,764,725
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$14,712,661
Paid-in capital in excess of par	1,158,716,454
Undistributed/accumulated earnings	92,335,610
NET ASSETS	$1,265,764,725
NET ASSETS BY CLASS
Investor Class	$214,547,275
Institutional Class	$1,051,217,450
CAPITAL STOCK:
Authorized
Investor Class	350,000,000
Institutional Class	560,000,000
Issued and Outstanding
Investor Class	17,742,077
Institutional Class	129,384,534
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.09
Institutional Class	$8.12
(a) Cost of investments	$1,155,561,892
(b) Including fair value of securities on loan	$35,191,396
(c) Cost of cash denominated in foreign currencies	$1,973,317
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2024
	Empower Emerging Markets Equity Fund	Empower International Growth Fund	Empower International Index Fund
INVESTMENT INCOME:
Interest	$205,424	$110,843	$1,176,264
Income from securities lending (net of fees)	74,380	23,355	192,230
Dividends	27,960,276	7,064,410	64,163,162
Foreign withholding tax	(3,425,834)	(516,313)	(7,756,386)
Total Income	24,814,246	6,682,295	57,775,270
EXPENSES:
Management fees	10,534,976	4,180,365	4,697,258
Shareholder services fees – Investor Class	2,456,826	71,895	5,047,108
Audit and tax fees	124,428	55,660	71,164
Custodian fees	546,160	116,272	375,427
Directors fees	37,872	37,872	37,872
Legal fees	10,682	10,682	10,682
Pricing fees	30,287	3,219	31,656
Registration fees	59,145	28,021	104,389
Shareholder report fees	95,654	990	65,998
Transfer agent fees	9,038	9,279	10,547
Other fees	34,881	34,301	36,449
Total Expenses	13,939,949	4,548,556	10,488,550
Less amount waived by investment adviser	1,091,742	144,223	-
Net Expenses	12,848,207	4,404,333	10,488,550
NET INVESTMENT INCOME	11,966,039	2,277,962	47,286,720
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments and foreign currency transactions	13,928,572	23,035,920	(6,588,502)
Net realized gain on futures contracts	-	-	3,901,060
Net realized gain (loss) on forward foreign currency contracts	(6,012)	-	398,782
Net Realized Gain (Loss)	13,922,560	23,035,920	(2,288,660)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	71,967,758	(5,058,351)	(588,703)
Net change in unrealized depreciation on futures contracts	-	-	(2,965,592)
Net change in unrealized appreciation on forward foreign currency contracts	-	-	743,261
Net Change in Unrealized Appreciation (Depreciation)	71,967,758	(5,058,351)	(2,811,034)
Net Realized and Unrealized Gain (Loss)	85,890,318	17,977,569	(5,099,694)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$97,856,357	$20,255,531	$42,187,026
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2024
Empower International Value Fund
INVESTMENT INCOME:
Interest	$92,628
Income from securities lending (net of fees)	223,786
Dividends	44,425,747
Foreign withholding tax	(6,279,775)
Total Income	38,462,386
EXPENSES:
Management fees	8,355,847
Shareholder services fees – Investor Class	857,646
Audit and tax fees	60,457
Custodian fees	286,584
Directors fees	37,872
Legal fees	10,682
Pricing fees	11,284
Registration fees	56,308
Shareholder report fees	17,665
Transfer agent fees	17,108
Other fees	35,883
Total Expenses	9,747,336
Less amount waived by investment adviser	20,227
Net Expenses	9,727,109
NET INVESTMENT INCOME	28,735,277
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	62,636,678
Net Realized Gain	62,636,678
Net change in unrealized depreciation on investments and foreign currency transactions	(18,240,660)
Net Change in Unrealized Depreciation	(18,240,660)
Net Realized and Unrealized Gain	44,396,018
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$73,131,295
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2024 and December 31, 2023
Empower Emerging Markets Equity Fund	2024	2023
OPERATIONS:
Net investment income	$11,966,039	$8,274,499
Net realized gain (loss)	13,922,560	(57,053,740)
Net change in unrealized appreciation	71,967,758	120,560,541
Net Increase in Net Assets Resulting from Operations	97,856,357	71,781,300
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(11,517,256)	(6,545,764)
Institutional Class	(7,712,407)	(6,514,135)
From Net Investment Income and Net Realized Gains	(19,229,663)	(13,059,899)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	503,822,442	319,990,833
Institutional Class	110,541,739	126,003,934
Shares issued in reinvestment of distributions
Investor Class	11,517,256	6,545,764
Institutional Class	7,712,407	6,514,135
Shares redeemed
Investor Class	(133,374,128)	(238,492,245)
Institutional Class	(119,062,064)	(70,437,383)
Net Increase in Net Assets Resulting from Capital Share Transactions	381,157,652	150,125,038
Total Increase in Net Assets	459,784,346	208,846,439
NET ASSETS:
Beginning of year	867,705,362	658,858,923
End of year	$1,327,489,708	$867,705,362
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	56,384,689	39,994,070
Institutional Class	12,004,558	15,438,927
Shares issued in reinvestment of distributions
Investor Class	1,265,883	798,525
Institutional Class	834,718	781,340
Shares redeemed
Investor Class	(14,740,183)	(29,871,761)
Institutional Class	(13,064,877)	(8,487,019)
Net Increase	42,684,788	18,654,082
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2024 and December 31, 2023
Empower International Growth Fund	2024	2023
OPERATIONS:
Net investment income	$2,277,962	$2,766,051
Net realized gain	23,035,920	4,278,516
Net change in unrealized appreciation (depreciation)	(5,058,351)	65,546,303
Net Increase in Net Assets Resulting from Operations	20,255,531	72,590,870
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(542,006)	-
Institutional Class	(22,802,984)	(3,471,235)
From Net Investment Income and Net Realized Gains	(23,344,990)	(3,471,235)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	7,812,066	9,878,717
Institutional Class	135,615,792	101,440,091
Shares issued in reinvestment of distributions
Investor Class	542,006	-
Institutional Class	22,802,984	3,471,235
Shares redeemed
Investor Class	(9,232,599)	(13,483,048)
Institutional Class	(94,534,592)	(111,631,791)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	63,005,657	(10,324,796)
Total Increase in Net Assets	59,916,198	58,794,839
NET ASSETS:
Beginning of year	480,556,841	421,762,002
End of year	$540,473,039	$480,556,841
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	580,679	818,748
Institutional Class	14,022,555	12,017,372
Shares issued in reinvestment of distributions
Investor Class	41,246	-
Institutional Class	2,448,223	377,308
Shares redeemed
Investor Class	(694,534)	(1,128,921)
Institutional Class	(9,787,162)	(12,955,855)
Net Increase (Decrease)	6,611,007	(871,348)
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2024 and December 31, 2023
Empower International Index Fund	2024	2023
OPERATIONS:
Net investment income	$47,286,720	$39,339,512
Net realized gain (loss)	(2,288,660)	39,182,839
Net change in unrealized appreciation (depreciation)	(2,811,034)	195,523,206
Net Increase in Net Assets Resulting from Operations	42,187,026	274,045,557
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(35,982,950)	(46,911,906)
Institutional Class	(22,439,533)	(35,425,781)
From Net Investment Income and Net Realized Gains	(58,422,483)	(82,337,687)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	850,098,971	595,360,594
Institutional Class	185,653,046	91,988,206
Shares issued in reinvestment of distributions
Investor Class	35,982,950	46,911,906
Institutional Class	22,439,533	35,425,781
Shares redeemed
Investor Class	(311,061,387)	(472,181,095)
Institutional Class	(112,855,302)	(168,475,314)
Net Increase in Net Assets Resulting from Capital Share Transactions	670,257,811	129,030,078
Total Increase in Net Assets	654,022,354	320,737,948
NET ASSETS:
Beginning of year	1,789,303,889	1,468,565,941
End of year	$2,443,326,243	$1,789,303,889
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	65,382,773	50,476,990
Institutional Class	17,182,524	9,132,761
Shares issued in reinvestment of distributions
Investor Class	2,851,816	3,796,085
Institutional Class	2,140,438	3,435,083
Shares redeemed
Investor Class	(23,938,787)	(39,365,918)
Institutional Class	(10,373,219)	(16,745,845)
Net Increase	53,245,545	10,729,156
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2024 and December 31, 2023
Empower International Value Fund	2024	2023
OPERATIONS:
Net investment income	$28,735,277	$34,330,636
Net realized gain	62,636,678	22,958,849
Net change in unrealized appreciation (depreciation)	(18,240,660)	165,661,063
Net Increase in Net Assets Resulting from Operations	73,131,295	222,950,548
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(10,239,517)	(11,526,819)
Institutional Class	(80,691,167)	(60,824,301)
From Net Investment Income and Net Realized Gains	(90,930,684)	(72,351,120)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	68,313,432	167,857,849
Institutional Class	275,679,666	209,330,770
Shares issued in reinvestment of distributions
Investor Class	10,239,517	11,526,819
Institutional Class	80,691,167	60,824,301
Shares redeemed
Investor Class	(163,467,758)	(522,867,132)
Institutional Class	(245,413,949)	(235,471,334)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	26,042,075	(308,798,727)
Total Increase (Decrease) in Net Assets	8,242,686	(158,199,299)
NET ASSETS:
Beginning of year	1,257,522,039	1,415,721,338
End of year	$1,265,764,725	$1,257,522,039
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	5,381,926	14,672,132
Institutional Class	31,217,135	25,816,618
Shares issued in reinvestment of distributions
Investor Class	838,778	969,088
Institutional Class	9,857,529	7,305,376
Shares redeemed
Investor Class	(12,872,422)	(46,306,033)
Institutional Class	(27,676,640)	(28,729,562)
Net Increase (Decrease)	6,746,306	(26,272,381)
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2024	$8.36	0.09	0.73	0.82	—	(0.12)	—	(0.12)	$9.06	9.85%
12/31/2023	$7.78	0.08	0.67	0.75	—	(0.17)	—	(0.17)	$8.36	9.67%
12/31/2022	$10.18	0.17	(2.44)	(2.27)	—	(0.11)	(0.02)	(0.13)	$7.78	(22.34%)
12/31/2021	$11.02	0.09	(0.58)	(0.49)	—	(0.14)	(0.21)	(0.35)	$10.18	(4.43%)
12/31/2020	$9.39	0.16	1.67	1.83	(0.01)	(0.19)	—	(0.20)	$11.02	19.57%
Institutional Class
12/31/2024	$8.51	0.11	0.76	0.87	—	(0.16)	—	(0.16)	$9.22	10.23%
12/31/2023	$7.86	0.13	0.66	0.79	—	(0.14)	—	(0.14)	$8.51	10.12%
12/31/2022	$10.26	0.21	(2.47)	(2.26)	—	(0.12)	(0.02)	(0.14)	$7.86	(22.09%)
12/31/2021	$11.03	0.15	(0.60)	(0.45)	—	(0.11)	(0.21)	(0.32)	$10.26	(4.08%)
12/31/2020	$9.35	0.13	1.74	1.87	(0.01)	(0.18)	—	(0.19)	$11.03	20.05%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(d)
Investor Class
12/31/2024	$867,933	1.36%	1.26%	0.93%	47%
12/31/2023	$441,800	1.40%	1.25%	0.97%	93%
12/31/2022	$326,138	1.41%	1.23%	2.04%	53%
12/31/2021	$252,800	1.41%	1.23%	0.83%	84%
12/31/2020	$51,824	1.49%	1.23%	1.59%	78%
Institutional Class
12/31/2024	$459,556	1.00%	0.91%	1.23%	47%
12/31/2023	$425,905	1.04%	0.90%	1.55%	93%
12/31/2022	$332,721	1.05%	0.88%	2.40%	53%
12/31/2021	$415,478	1.02%	0.88%	1.35%	84%
12/31/2020	$382,081	1.03%	0.88%	1.39%	78%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2024	$12.75	0.01	0.51	0.52	(0.15)	(0.21)	(0.36)	$12.91	4.05%
12/31/2023	$10.94	0.04	1.77	1.81	—	—	—	$12.75	16.54%
12/31/2022	$15.92	(0.00) (d)(e)	(4.84)	(4.84)	—	(0.14)	(0.14)	$10.94	(30.35%)
12/31/2021	$16.07	(0.04) (e)	1.02	0.98	(0.02)	(1.11)	(1.13)	$15.92	6.04%
12/31/2020	$12.63	(0.02) (e)	3.60	3.58	—	(0.14)	(0.14)	$16.07	28.35%
Institutional Class
12/31/2024	$9.18	0.04	0.37	0.41	(0.21)	(0.21)	(0.42)	$9.17	4.45%
12/31/2023	$7.91	0.06	1.28	1.34	(0.07)	—	(0.07)	$9.18	16.93%
12/31/2022	$11.53	0.03	(3.51)	(3.48)	—	(0.14)	(0.14)	$7.91	(30.11%)
12/31/2021	$11.93	0.01	0.77	0.78	(0.07)	(1.11)	(1.18)	$11.53	6.45%
12/31/2020	$9.38	0.02	2.69	2.71	(0.02)	(0.14)	(0.16)	$11.93	28.88%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Investor Class
12/31/2024	$19,606	1.37%	1.20%	0.10%	42%
12/31/2023	$20,290	1.36%	1.20%	0.30%	63%
12/31/2022	$20,804	1.36%	1.20%	(0.04%)	33%
12/31/2021	$31,403	1.28%	1.20%	(0.23%)	34%
12/31/2020	$42,126	1.28%	1.20%	(0.19%)	27%
Institutional Class
12/31/2024	$520,867	0.87%	0.85%	0.46%	42%
12/31/2023	$460,267	0.88%	0.85%	0.65%	63%
12/31/2022	$400,958	0.88%	0.85%	0.33%	33%
12/31/2021	$488,211	0.86%	0.85%	0.09%	34%
12/31/2020	$437,865	0.86%	0.85%	0.17%	27%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(f)	Portfolio turnover is calculated at the Fund level.

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2024	$12.35	0.27	0.09	0.36	(0.26)	(0.01)	(0.27)	$12.44	2.92%
12/31/2023	$10.96	0.28	1.65	1.93	(0.28)	(0.26)	(0.54)	$12.35	17.52%
12/31/2022	$13.10	0.24	(2.18)	(1.94)	(0.20)	—	(0.20)	$10.96	(14.74%)
12/31/2021	$12.50	0.20	1.15	1.35	(0.29)	(0.46)	(0.75)	$13.10	10.75%
12/31/2020	$11.92	0.19	0.69	0.88	(0.19)	(0.11)	(0.30)	$12.50	7.52%
Institutional Class
12/31/2024	$10.31	0.27	0.06	0.33	(0.30)	(0.01)	(0.31)	$10.33	3.23%
12/31/2023	$9.22	0.27	1.40	1.67	(0.32)	(0.26)	(0.58)	$10.31	17.96%
12/31/2022	$11.06	0.25	(1.86)	(1.61)	(0.23)	—	(0.23)	$9.22	(14.41%)
12/31/2021	$10.61	0.24	0.96	1.20	(0.29)	(0.46)	(0.75)	$11.06	11.24%
12/31/2020	$10.16	0.21	0.57	0.78	(0.22)	(0.11)	(0.33)	$10.61	7.84%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(d)
Investor Class
12/31/2024	$1,684,231	0.61%	0.61%	2.05%	4%
12/31/2023	$1,124,570	0.62%	0.62%	2.35%	19%
12/31/2022	$835,079	0.65%	0.65%	2.19%	13%
12/31/2021	$617,570	0.65%	0.65%	1.49%	13%
12/31/2020	$271,563	0.65%	0.65%	1.76%	6%
Institutional Class
12/31/2024	$759,095	0.25%	0.25%	2.50%	4%
12/31/2023	$664,734	0.26%	0.26%	2.67%	19%
12/31/2022	$633,487	0.28%	0.28%	2.61%	13%
12/31/2021	$763,825	0.28%	0.28%	2.10%	13%
12/31/2020	$739,271	0.28%	0.28%	2.22%	6%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2024	$12.03	0.26	0.40	0.66	(0.21)	(0.39)	(0.60)	$12.09	5.46%
12/31/2023	$10.53	0.27	1.62	1.89	(0.17)	(0.22)	(0.39)	$12.03	18.03%
12/31/2022	$12.79	0.17	(2.12)	(1.95)	(0.13)	(0.18)	(0.31)	$10.53	(15.18%)
12/31/2021	$12.03	0.20	1.10	1.30	(0.21)	(0.33)	(0.54)	$12.79	10.83%
12/31/2020	$11.19	0.13	0.95	1.08	(0.11)	(0.13)	(0.24)	$12.03	9.73%
Institutional Class
12/31/2024	$8.31	0.21	0.28	0.49	(0.29)	(0.39)	(0.68)	$8.12	5.93%
12/31/2023	$7.49	0.21	1.17	1.38	(0.34)	(0.22)	(0.56)	$8.31	18.44%
12/31/2022	$9.19	0.18	(1.56)	(1.38)	(0.14)	(0.18)	(0.32)	$7.49	(14.90%)
12/31/2021	$8.81	0.18	0.81	0.99	(0.28)	(0.33)	(0.61)	$9.19	11.26%
12/31/2020	$8.27	0.13	0.70	0.83	(0.16)	(0.13)	(0.29)	$8.81	10.21%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(d)
Investor Class
12/31/2024	$214,547	1.08%	1.07%	2.06%	25%
12/31/2023	$293,534	1.07%	1.07%	2.38%	18%
12/31/2022	$579,880	1.09%	1.07%	1.63%	30%
12/31/2021	$247,738	1.06%	1.06%	1.57%	17%
12/31/2020	$220,602	1.07%	1.07%	1.27%	20%
Institutional Class
12/31/2024	$1,051,217	0.71%	0.71%	2.36%	25%
12/31/2023	$963,988	0.71%	0.71%	2.54%	18%
12/31/2022	$835,841	0.71%	0.71%	2.27%	30%
12/31/2021	$1,014,470	0.70%	0.70%	1.93%	17%
12/31/2020	$906,166	0.70%	0.70%	1.66%	20%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.

EMPOWER FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company.  Empower Funds presently consists of forty-four funds. Interests in the Funds are included herein. Each Fund is diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
Investment Objectives
Empower Emerging Markets Equity Fund - seeks long-term capital appreciation
Empower International Growth Fund - seeks long-term growth of capital
Empower International Index Fund - seeks investment results that track the total return of the common stocks that comprise the MSCI EAFE Index
Empower International Value Fund - seeks long-term capital growth
The Funds each offer two share classes, referred to as Investor Class and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.  Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser,  Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities, including Exchange Traded Funds, based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Annual Report - December 31, 2024

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the OTC market, the last sale price as of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices
Rights	Exchange traded close price, bids and evaluated bids
Exchange Traded Funds	Exchange traded close price
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
Forward Foreign Currency Contracts	Foreign currency spot and forward rates

Annual Report - December 31, 2024

The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2024, the inputs used to value each Fund’s investments are detailed in the following table. More information regarding the sector or geography classifications, as applicable, are included in the Schedule of Investments.
Empower Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$4,941,041	$41,990,785	$—	$46,931,826
Communications	33,859,628	190,176,871	—	224,036,499
Consumer, Cyclical	18,533,088	113,868,789	—	132,401,877
Consumer, Non-cyclical	25,901,930	91,669,505	—	117,571,435
Diversified	3,018,113	633,457	—	3,651,570
Energy	11,955,419	26,779,849	—	38,735,268
Financial	63,045,876	262,784,205	—	325,830,081
Industrial	13,607,982	85,277,084	—	98,885,066
Technology	2,591,194	274,148,331	—	276,739,525
Utilities	3,607,779	17,651,680	—	21,259,459
	181,062,050	1,104,980,556	—	1,286,042,606
Exchange Traded Funds	16,927,160	—	—	16,927,160
Government Money Market Mutual Funds	10,617,362	—	—	10,617,362
Total Assets	$208,606,572	$1,104,980,556	$—	$1,313,587,128
Empower International Growth Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$5,586,732	$14,180,659	$—	$19,767,391
Communications	13,361,901	9,459,161	—	22,821,062
Consumer, Cyclical	7,135,174	83,651,579	—	90,786,753
Consumer, Non-cyclical	4,426,834	111,755,587	—	116,182,421
Financial	4,101,634	59,568,074	—	63,669,708
Industrial	—	100,054,423	—	100,054,423
Technology	39,606,197	56,474,834	—	96,081,031
Utilities	—	4,490,928	—	4,490,928
	74,218,472	439,635,245	—	513,853,717
Government Money Market Mutual Funds	5,577,369	—	—	5,577,369
Total Assets	$79,795,841	$439,635,245	$—	$519,431,086

Annual Report - December 31, 2024

Empower International Index Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$—	$123,085,570	$—	$123,085,570
Communications	29,278,992	87,490,547	—	116,769,539
Consumer, Cyclical	1,001,348	318,284,933	—	319,286,281
Consumer, Non-cyclical	17,567,381	531,182,291	450	548,750,122
Diversified	902,148	—	—	902,148
Energy	—	85,139,648	—	85,139,648
Financial	14,689,044	539,520,170	—	554,209,214
Industrial	1,074,996	343,542,873	—	344,617,869
Technology	6,429,475	161,862,114	—	168,291,589
Utilities	4,918,108	67,190,296	—	72,108,404
	75,861,492	2,257,298,442	450	2,333,160,384
Preferred Stock
Consumer, Cyclical	—	5,377,535	—	5,377,535
Consumer, Non-cyclical	2,273,254	—	—	2,273,254
Industrial	—	749,373	—	749,373
	2,273,254	6,126,908	—	8,400,162
Rights	—	—	18,126	18,126
Government Money Market Mutual Funds	55,454,697	—	—	55,454,697
Short Term Investments	—	36,879,168	—	36,879,168
Total investments, at fair value:	133,589,443	2,300,304,518	18,576	2,433,912,537
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	443,489	—	443,489
Total Assets	$133,589,443	$2,300,748,007	$18,576	$2,434,356,026
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(2,021)	—	(2,021)
Futures Contracts(a)	$(1,237,671)	$—	$—	$(1,237,671)
Total Liabilities	$(1,237,671)	$(2,021)	$—	$(1,239,692)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

Annual Report - December 31, 2024

Empower International Value Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$31,649,167	$49,761,145	$—	$81,410,312
Communications	762,718	25,295,621	—	26,058,339
Consumer, Cyclical	11,240,957	128,540,919	—	139,781,876
Consumer, Non-cyclical	41,614,476	223,165,752	—	264,780,228
Energy	2,986,829	65,475,458	—	68,462,287
Financial	13,322,325	292,035,664	—	305,357,989
Industrial	15,544,660	194,008,447	—	209,553,107
Technology	45,876,826	60,043,243	—	105,920,069
Utilities	—	16,751,343	—	16,751,343
	162,997,958	1,055,077,592	—	1,218,075,550
Preferred Stock	—	2,620,333	—	2,620,333
Government Money Market Mutual Funds	37,046,316	—	—	37,046,316
Total Assets	$200,044,274	$1,057,697,925	$—	$1,257,742,199
Foreign Currency Translations and Transactions
The accounting records of each Fund is maintained in U.S. dollars.  Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate.  Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
A Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by a Fund and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.  These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for a Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.  Therefore, no provision of federal income or excise tax is required.  The Funds file income tax returns in U.S. federal and applicable state jurisdictions.  The statute of limitations on each Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid annually.  Capital gain distributions of the Funds, if any, are declared and paid annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Annual Report - December 31, 2024

The tax character of distributions paid during the years ended December 31, 2024 and 2023 were as follows:
Empower Emerging Markets Equity Fund
	2024	2023
Ordinary income	$19,229,663	$13,059,899
	$19,229,663	$13,059,899
Empower International Growth Fund
	2024	2023
Ordinary income	$11,058,604	$3,471,235
Long-term capital gain	12,286,386	-
	$23,344,990	$3,471,235
Empower International Index Fund
	2024	2023
Ordinary income	$55,898,419	$44,280,701
Long-term capital gain	2,524,064	38,056,986
	$58,422,483	$82,337,687
Empower International Value Fund
	2024	2023
Ordinary income	$37,719,413	$41,620,359
Long-term capital gain	53,211,271	30,730,761
	$90,930,684	$72,351,120
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes.  As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Empower Emerging Markets Equity Fund
Undistributed net investment income	$651,212
Undistributed long-term capital gains	—
Capital loss carryforwards	(111,467,262)
Post-October losses	—
Net unrealized appreciation	94,132,006
Tax composition of capital	$(16,684,044)
Empower International Growth Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	3,964,078
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	53,366,290
Tax composition of capital	$57,330,368

Annual Report - December 31, 2024

Empower International Index Fund
Undistributed net investment income	$1,253,026
Undistributed long-term capital gains	—
Capital loss carryforwards	(6,424,701)
Post-October losses	—
Net unrealized appreciation	187,341,969
Tax composition of capital	$182,170,294
Empower International Value Fund
Undistributed net investment income	$953,552
Undistributed long-term capital gains	4,430,321
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	86,951,737
Tax composition of capital	$92,335,610
As of December 31, 2024, a Fund may have capital loss carryforwards available to offset future realized capital gains and thereby reduce future taxable gain distributions.  Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. During the year ended December 31, 2024, capital loss carryforwards, if any, and capital loss carryforwards utilized, if any, are detailed in the table below:
	No Expiration	Utilized
Empower Emerging Markets Equity Fund	$(111,467,262)	$8,441,359
Empower International Growth Fund	$-	$2,843,185
Empower International Index Fund	$(6,424,701)	$-
Empower International Value Fund	$-	$-
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2024 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation on Investments
Empower Emerging Markets Equity Fund	$1,219,465,248	$198,805,616	$(104,673,610)	$94,132,006
Empower International Growth Fund	466,064,796	82,503,023	(29,136,733)	53,366,290
Empower International Index Fund	2,245,774,365	419,156,927	(231,814,958)	187,341,969
Empower International Value Fund	1,170,790,462	199,917,715	(112,965,978)	86,951,737
Segment Reporting
The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. The ECM Board of Managers acts as the Funds’ chief operating decision maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each of the Funds operates as a single operating segment based on the fact that each has a single investment strategy as disclosed in its prospectus, against which the CODM assesses the performance, and it is the level at which discrete financial information is available. The financial information provided to and reviewed by the CODM is presented within each of the Funds’ financial statements.
2.  DERIVATIVE FINANCIAL INSTRUMENTS
Each Funds' investment objectives allow each Fund to enter into various types of derivative contracts as outlined in each Fund's prospectus.
In pursuit of the Funds' investment objectives, each Fund may seek to use derivatives to increase or decrease their exposure to the following market risks:

Annual Report - December 31, 2024

Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. dollar and other currencies may cause a Fund to lose money on investments denominated in foreign currencies.
Each Fund may be exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that a Fund may be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to a Fund, if applicable. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
A Fund may be subject to enforceable master netting agreements, or netting arrangements, with certain counterparties.  These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements, if any, at pre-arranged exposure levels.  Collateral or margin requirements, if any, are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. A Fund will attempt to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements (if any), events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by a Fund of any net liability owed to that counterparty under the ISDA agreement.
Futures Contracts
A Fund may use futures to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities.  When a Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations.
Forward Foreign Currency Contracts
A Fund may enter into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure.  A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments.  The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation.  Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations.

Annual Report - December 31, 2024

The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower Emerging Markets Equity Fund
Forward Currency Exchange Contracts:
Average notional amount	$164,242
Empower International Index Fund
Futures Contracts:
Average long contracts	468
Average notional long	$54,639,788
Forward Currency Exchange Contracts:
Average notional amount	$9,461,923
Empower International Value Fund
Forward Currency Exchange Contracts:
Average notional amount	$9,816
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of December 31, 2024 is as follows:
Empower International Index Fund
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)			Net unrealized depreciation on futures contracts	$(1,237,671)(a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$443,489	Unrealized depreciation on forward foreign currency contracts	$(2,021)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the year ended December 31, 2024 is as follows:
Empower Emerging Markets Equity Fund
	Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value
Foreign exchange contracts (forwards)	Net realized loss on forward foreign currency contracts	$(6,012)
Empower International Index Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$3,901,060	Net change in unrealized depreciation on futures contracts	$(2,965,592)
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$398,782	Net change in unrealized appreciation on forward foreign currency contracts	$743,261

Annual Report - December 31, 2024

Concentration Risk
Each Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country.  Such concentrations may subject a Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.  Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  OFFSETTING ASSETS AND LIABILITIES
The Empower International Index Fund may enter into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes this Fund's financial investments that are subject to an enforceable master netting arrangement as of December 31, 2024.
Empower International Index Fund
Counterparty	Derivative Assets Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Assets
Citigroup Global Markets	$6,464	$—	$—	$—	$6,464
Mellon Capital	437,025	(2,021)	—	—	435,004
	$443,489	$(2,021)	$—	$—	$441,468
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Mellon Capital	$(2,021)	$2,021	$—	$—	$ —
	$(2,021)	$2,021	$—	$—	$—
4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America ("Empower of America"). As compensation for its services to Empower Funds, ECM receives the below monthly compensation at the described annual rate of each Fund’s average daily net assets. Certain administration and accounting services fees for each Fund are included in the investment advisory agreement.
Fund Name	Annual Advisory Rate
Empower Emerging Markets Equity Fund	0.93% up to $1 billion dollars
0.88% over $1 billion dollars
0.83% over $2 billion dollars
Empower International Growth Fund	0.82% up to $1 billion dollars
0.77% over $1 billion dollars
0.72% over $2 billion dollars
Empower International Index Fund	0.25% up to $1 billion dollars
0.20% over $1 billion dollars
0.15% over $2 billion dollars
Empower International Value Fund	0.67%

Annual Report - December 31, 2024

ECM has contractually agreed to waive fees or reimburse expenses that exceed the annual rate, shown in the table below, of each Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by each Fund, excluding shareholder service fees, distribution fees (if applicable) and certain extraordinary expenses (the “Expense Limit”).  The agreement's current term ends on April 30, 2025 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
Fund Name	Expense Limit Annual Rate
Empower Emerging Markets Equity Fund	0.91%
Empower International Growth Fund	0.85%
Empower International Index Fund	0.32%
Empower International Value Fund	0.72%
ECM is permitted upon approval by the Board to recoup amounts waived or reimbursed by each Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of each Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. As of December 31, 2024, the amounts subject to recoupment were as follows:
Empower Emerging Markets Equity Fund
Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027	Recoupment of Past Reimbursed Fees by ECM
$1,124,036	$927,371	$1,091,742	$0
Empower International Growth Fund
Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027	Recoupment of Past Reimbursed Fees by ECM
$149,953	$141,113	$144,223	$0
Empower International Index Fund
Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027	Recoupment of Past Reimbursed Fees by ECM
$0	$0	$0	$0
Empower International Value Fund
Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027	Recoupment of Past Reimbursed Fees by ECM
$63,952	$0	$20,227	$0
ECM and Empower Funds have entered into sub-advisory agreements with, and are responsible for compensating the sub-advisers below for their services:
Empower Emerging Markets Equity Fund - Lazard Asset Management LLC and Goldman Sachs Asset Management, L.P.
Empower International Growth Fund - Franklin Templeton Institutional, LLC and J.P. Morgan Investment Management, Inc.
Empower International Index Fund - Irish Life Investment Managers Limited is an affiliate of ECM and Empower of America and receives monthly compensation for its services at the annual rate of 0.02% of the Fund's net assets.
Empower International Value Fund - LSV Asset Management LLC and Massachusetts Financial Services Company.

Annual Report - December 31, 2024

Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC ("Empower"), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of each Fund a fee equal to 0.35% of the average daily net asset value of the share class.
Empower Financial Services, Inc (the "Distributor"), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market each Fund.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-four funds for which they serve as directors was $1,435,000 for the fiscal year ended December 31, 2024.
5.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were as follows:
	Purchases	Sales
Empower Emerging Markets Equity Fund	$878,983,172	$522,865,277
Empower International Growth Fund	227,216,662	207,494,011
Empower International Index Fund	695,198,458	84,729,414
Empower International Value Fund	303,005,912	361,690,443
For the same period, there were no purchases or sales of long-term U.S. Government securities.
6.  SECURITIES LOANED
Each Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement each Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of each Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of each Fund and necessary collateral adjustments are made between such Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. Each Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board. Each Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.
Collateral was invested in Government Money Market Funds. As of December 31, 2024, each Fund's securities on loan value and collateral received, as reported on the Statement of Assets and Liabilities, were as follows:
	Market Value	Collateral Received
Empower Emerging Markets Equity Fund	$10,198,420	$10,617,362
Empower International Growth Fund	5,434,002	5,577,369
Empower International Index Fund	51,914,602	55,454,697
Empower International Value Fund	35,191,396	37,046,316

Under the securities lending agreement, the cash collateral received represents a secured borrowing, and is collateralized by the securities loaned. The following tables summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of December 31, 2024.  Additional information regarding each Fund's securities on loan is included in the Schedule of Investments.

Annual Report - December 31, 2024

Empower Emerging Markets Equity Fund	Total(a)
Common Stocks	$5,031,387
Exchange Traded Funds	5,585,975
Total secured borrowings	$10,617,362
Empower International Growth Fund	Total(a)
Common Stocks	$5,577,369
Total secured borrowings	$5,577,369
Empower International Index Fund	Total(a)
Common Stocks	$55,454,697
Total secured borrowings	$55,454,697
Empower International Value Fund	Total(a)
Common Stocks	$37,046,316
Total secured borrowings	$37,046,316
(a)	The remaining contractual maturity of the secured borrowing related to each class of collateral is overnight and continuous.
7.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, a Fund may also enter into contracts that provide general indemnifications. A Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2024, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Annual Report - December 31, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Empower Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Empower Emerging Markets Equity Fund, Empower International Growth Fund, Empower International Index Fund, and Empower International Value Fund (the “Funds”), four of the funds comprising Empower Funds, Inc., as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 24, 2025
We have served as the auditor of one or more Empower investment companies since 1982.

TAX INFORMATION (unaudited)
Each Fund intends to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:
	Foreign Tax Credits	Gross Income from Foreign Countries
Empower Emerging Markets Equity Fund	$3,402,723	$30,435,110
Empower International Growth Fund	411,228	7,054,222
Empower International Index Fund	6,415,443	64,558,066
Empower International Value Fund	5,253,523	44,560,119
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2024, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.
Percent of Ordinary Income Distributions Qualifying for Dividends Received
Empower Emerging Markets Equity Fund	2%
Empower International Growth Fund	1%
Empower International Index Fund	0%
Empower International Value Fund	1%

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form NPORT. Empower Funds’ Form NPORT reports are available on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents, and may be reviewed and copied at the SEC’s Public Reference Room in Washington,D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Funds’ accountants during the reporting period.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 8 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 9 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 10 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS OF APPROVAL OF INVESTMENT ADVISORY CONTRACT.

(a) Item 11 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item 407(c)(2)(iv) of Regulation S-K.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(4) Not applicable.

A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMPOWER FUNDS, INC.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: February 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: February 24, 2025

By: /s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer

Date: February 24, 2025